As filed with the Securities and Exchange Commission
                              on February 23, 1998
                         Registration No. 333-________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                       Pre-Effective Amendment No. ___                       |_|

                      Post-Effective Amendment No. ___                       |_|

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940           |_|

                              Amendment No. ___                              |_|

                        (Check appropriate box or boxes)

                            ------------------------

                         NATIONS INSTITUTIONAL RESERVES
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:

         Robert M. Kurucza, Esq.             Jeffrey A. Dalke, Esq.
         Marco E. Adelfio, Esq.              Drinker Biddle & Reath LLP
         Morrison & Foerster LLP             Philadelphia National Bank Building
         2000 Pennsylvania Ave., N.W.        1345 Chestnut Street
         Suite 5500                          Philadelphia, PA  19107-2700
         Washington, D.C.  20006

It is proposed that this filing will become effective on March 25, 1998 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 27, 1997, the notice required by Rule 24f-2 for its fiscal year ended April 30, 1997 (File No. 33-33144; 811-6030).

                         Nations Institutional Reserves
                              Cross-Reference Sheet

PART A

Item No.     Item Caption                          Prospectus Caption
--------     ------------                          ------------------
   1         Beginning of Registration Statement   COVER PAGE OF REGISTRATION STATEMENT;
             and Outside Front Cover Page of       CROSS-REFERENCE SHEET; FRONT COVER PAGE OF PROXY
             Prospectus                            STATEMENT/PROSPECTUS

   2         Beginning and Outside Back Cover      TABLE OF CONTENTS
             Page of Prospectus

   3         Fee Table, Synopsis Information,      APPENDIX III -- EXPENSE SUMMARIES OF EMERALD FUNDS
             and Risk Factors                      AND THE CORRESPONDING NATIONS FUNDS; SUMMARY --
                                                   PROPOSAL 1 -- APPROVAL OF THE INTERIM ADVISORY
                                                   AGREEMENT; SUMMARY -- PROPOSAL 2 -- APPROVAL OF THE
                                                   REORGANIZATION AGREEMENT; SUMMARY -- PRINCIPAL RISK
                                                   FACTORS

   4         Information About the Transaction     INFORMATION RELATING TO PROPOSAL 1 -- APPROVAL OF
                                                   THE INTERIM ADVISORY AGREEMENT; INFORMATION RELATING
                                                   TO PROPOSAL 2 -- APPROVAL OF THE REORGANIZATION
                                                   AGREEMENT

   5         Information About the Registrant      COMPARISON OF EMERALD AND NATIONS; ADDITIONAL
                                                   INFORMATION ABOUT NATIONS

   6         Information About the Company Being   COMPARISON OF EMERALD AND NATIONS; ADDITIONAL
             Acquired                              INFORMATION ABOUT EMERALD

   7         Voting Information                    INFORMATION RELATING TO VOTING MATTERS

   8         Interest of Certain Persons and       NOT APPLICABLE
             Experts

   9         Additional Information Required for   NOT APPLICABLE
             Reoffering by Persons Deemed to be
             Underwriters

PART B

                                                   Statement of Additional
Item No.     Item Caption                          Information Caption

   10        Cover Page                            COVER PAGE

   11        Table of Contents                     TABLE OF CONTENTS

   12        Additional Information About the      INCORPORATION OF DOCUMENTS BY
             Registrant                            REFERENCE IN STATEMENT
                                                   OF ADDITIONAL INFORMATION

   13        Additional Information About the      NOT APPLICABLE
             Company Being Acquired

   14        Financial Statements                  EXHIBITS TO STATEMENT OF
                                                   ADDITIONAL INFORMATION

PART C

Item No.

  15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

--------------------------------------------------------------------------------
The following items are hereby incorporated by reference:
--------------------------------------------------------------------------------

Nations Institutional Reserves ("Nations")

From Post-Effective Amendment No. 20 of Reserves Registration Statement, filed August 28,1997 (SEC File Nos. 33-33144; 811-6030):

      Prospectuses for Capital Class Shares of the Nations Treasury Reserves, dated September 1, 1997.

      Statement of Additional Information for Capital Class Shares of the Nations Treasury Reserves, dated September 1, 1997.

The audited financial statements and related independent accountants' report for the Nations Treasury Reserves, contained in the Annual Report for the fiscal year ended April 30, 1997.

The unaudited financial statements for the Nations Treasury Reserves, contained in the Semi-Annual Report for the six-month period ended October 31, 1997.

Emerald Funds ("Emerald")

From Post-Effective Amendment No. 21 of the Emerald Registration Statement, filed March 31, 1997 (SEC File Nos. 33-20658; 811-5515):

      Prospectuses for the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, dated April 1, 1997.

      Statement of Additional Information for the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, dated April 1, 1997.

From Post-Effective Amendment No. 22 of the Emerald Registration Statement, filed January 30,1998 (SEC File Nos. 33-20658; 811-5515):

      Prospectuses for the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, dated ____________.

      Statement of Additional Information for the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, dated ___________.

The audited financial statements and related independent auditors' report for the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, contained in the Annual Report for the fiscal year ended November 30, 1997.

                                  EMERALD FUNDS
                   Emerald Prime Advantage Institutional Fund
                  Emerald Treasury Advantage Institutional Fund
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035

                                                                  March 30, 1998
Dear Shareholder:

      On behalf of the Board of Trustees of Emerald Funds ("Emerald"), we are pleased to invite you to a special meeting of shareholders of the Emerald Funds named above (each an "Emerald Fund" and together, the "Emerald Funds") to be held at 10:00 a.m. Eastern time on May 4, 1998 at Emerald's offices located at 3435 Stelzer Road, Columbus, Ohio (the "Meeting"). At the Meeting, you will be asked:

      (1) to ratify and approve an interim investment advisory agreement with Barnett Capital Advisors, Inc. ("Barnett Capital") for the period from January 9, 1998 forward (the "Interim Advisory Agreement"); and

      (2) to consider a proposed reorganization of your Emerald Fund into a corresponding portfolio of Nations Institutional Reserves (each a "Nations Fund" and together, the "Nations Funds"), including the reorganization of Emerald as a whole.

      Background. As you may recall, Barnett Banks, Inc. recently merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital, the investment adviser to the Emerald Funds, became an indirect wholly-owned subsidiary of NationsBank. The merger may have caused the existing investment advisory agreement to terminate automatically. To avoid any potential disruption in advisory services, the Board of Trustees of Emerald approved the Interim Advisory Agreement with Barnett Capital, and agreed to submit it to shareholders for their ratification and approval. The terms and conditions of the Interim Advisory Agreement (including fee levels) are unchanged from the prior agreement, except for the effective date and termination date, and the creation of a temporary fee escrow.

      At the upcoming Meeting, management also will be asking you to approve a reorganization of your Emerald Fund into a corresponding Nations Fund. The Nations Funds are portfolios of an open-end investment company advised by NationsBanc Advisors, Inc., a subsidiary of NationsBank, N.A. If all approvals are obtained, the Emerald Funds will be reorganized into the corresponding Nations Funds in May, 1998.

Nations Institutional Reserves

      EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE INTERIM ADVISORY AGREEMENT AND THE PROPOSED REORGANIZATION.

      Please note that Emerald Shareholders who hold shares of Emerald Funds other than those listed above will receive additional proxy materials under separate cover with respect to similar proposals affecting the funds. Shareholders should fill out the proxy card(s) for each of the Emerald Funds in which they hold shares in order to vote those shares.

      In considering the proposed reorganization, you should note:

o     Similar Objectives and Policies

      The Emerald Treasury Advantage Institutional Fund is proposed to be reorganized into a Nations Fund with substantially similar investment policies and objective. The Emerald Prime Advantage Institutional Fund is proposed to be reorganized into a new Nations fund portfolio that has been created for the purpose of the reorganization and that will continue the investment policies and objective of the Emerald Prime Advantage Institutional Fund.

o     Similar Access Arrangements

      Following the reorganization, you will enjoy access to Nations Funds through distribution, transaction and shareholder servicing arrangements that are substantially similar to the Emerald Funds' current arrangements.

o     Same Value of Shares

      The total dollar value of the Nations Fund shares you receive in the reorganization will be the same as the total dollar value of the Emerald Fund shares that you held immediately before the reorganization. The reorganization will be tax-free under federal law, and no sales loads will be charged in connection with the exchange of Emerald Fund shares for Nations Fund shares.

o     Operating Expense Ratios

      The annual fund operating expense ratio (after waivers) for the corresponding Nations Funds portfolio classes after the reorganization is expected to be no higher than the annual fund operating expense ratio of your Emerald Fund.

The proposed reorganization is expected to benefit Emerald Funds shareholders by:

o     offering actual or potential reductions in total operating expense ratios;

o offering shareholders the opportunity to exchange their shares within a larger and more diverse family of more than 50 mutual fund portfolios; and

o providing opportunities for enhanced returns through combined investment portfolios.

Nations Institutional Reserves

      The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Emerald Funds named above, more than one Proxy Ballot accompanies these materials. If you own shares in one or more of the Emerald funds not named above, you will be receiving separately a set of proxy materials (including Proxy Ballot(s)) for the other fund(s).

      Whether or not you plan to attend the Special Meeting, you may vote by proxy in either of the following ways:

      1. Mark, sign, date and return the enclosed Proxy Ballot in the enclosed postage-paid envelope; or

      2. Mark, sign, date and fax the enclosed Proxy Ballot to ADP Proxy Services at (XXX) XXX-XXXX.

      Please return your Proxy Ballot or fax it to us so that your vote will be counted.

      YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFAX AT (XXX) XXX-XXXX.

      The proposed interim investment advisory arrangements with Barnett Capital, the reorganization and the reasons for the Emerald Board's unanimous recommendations are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the interim investment advisory arrangements or the reorganization, please do not hesitate to contact Emerald Funds toll free at 1-800-XXX-XXXX.

      We look forward to seeing you at the Meeting or receiving your proxy so that your shares may be voted at the Meeting.

Sincerely,


--------------------

                                  EMERALD FUNDS
                   EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
                  EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
                                3435 Stelzer Road
                              Columbus, Ohio 43219


                     NOTICE OF SPECIAL SHAREHOLDERS MEETING
                            TO BE HELD ON MAY 4, 1998

To Emerald Funds Shareholders:

         NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund (each an "Emerald Fund" and together the "Emerald Funds"), each of which is a series of Emerald Funds ("Emerald"), will be held at the Emerald offices located at 3435 Stelzer Road, Columbus, Ohio, on May 4, 1998 at 10:00 a.m., Eastern time, for the purpose of considering and voting upon:

         ITEM 1. A proposal to ratify and approve an interim investment advisory agreement between each Emerald Fund and Barnett Capital Advisors, Inc, for the period from January 9, 1998 forward.

         ITEM 2. A proposal to approve an Agreement and Plan of Reorganization that provides for the transfer of the assets and liabilities of each Emerald Fund to a corresponding fund of Nations Institutional Reserves in exchange for shares of a designated class of the corresponding Nations fund, and which contemplates the reorganization of Emerald as a whole.

         ITEM 3. Such other business as may properly come before the Meeting or any adjournment(s).

         Item 1 and Item 2 are described in the attached Combined Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

         Shareholders of record as of the close of business on March 16, 1998 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE EMERALD BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFAX. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO EMERALD A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.


                                            By Order of the Trustees,

                                            -----------------
                                            Jeffrey A. Dalke
                                            Secretary

                       COMBINED PROXY STATEMENT/PROSPECTUS
                              Dated March 30, 1998

                                  EMERALD FUNDS
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-637-3759

                         NATIONS INSTITUTIONAL RESERVES
                        One NationsBank Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-626-2275

      In connection with the solicitation of proxies by the Board of Trustees of Emerald Funds ("Emerald"), this combined proxy statement/prospectus ("Proxy/Prospectus") is furnished to shareholders of the Emerald Treasury Advantage Institutional Fund and Emerald Prime Advantage Institutional Fund (each an "Emerald Fund" and collectively the "Emerald Funds"). The Board of Trustees has called a Special Meeting of Emerald Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on May 4, 1998 at Emerald's offices located at 3435 Stelzer Road, Columbus, Ohio. At the Meeting, shareholders will be asked:

      (1) to ratify and approve an interim investment advisory agreement (the "Interim Advisory Agreement") with Barnett Capital Advisors, Inc., for the period from January 9, 1998 forward; and

      (2) to approve a proposed Agreement and Plan of Reorganization dated as of February [insert], 1998 (the "Reorganization Agreement") by and between Emerald and Nations Institutional Reserves ("Nations"), which also contemplates the reorganization of Emerald into the Nations Fund Family (as defined below).

      Copies of the Interim Advisory Agreement and the Reorganization Agreement are attached as Appendices I and II, respectively.

      Emerald and Nations are both registered open-end management investment companies (mutual funds). Emerald and the Nations Funds Family offer money market, bond, equity and international equity investment portfolios. The Reorganization Agreement provides for the transfer of Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of each Emerald Fund to a corresponding investment portfolio of Nations (each a "Nations Fund" and collectively the "Nations Funds") in exchange for shares ("Shares") of the designated classes of the corresponding Nations Fund having equal value (the "Reorganization").

      In addition to offering shares in the Nations Funds and Emerald Funds, Nations and Emerald each also offer shares in other series not part of this Proxy/Prospectus. Emerald shareholders of those series are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those series of Emerald into designated classes of corresponding portfolios of two other registered investment companies--Nations Fund Trust and Nations Fund, Inc. (together with Nations, the "Nations Funds Family"). If the Reorganization Agreement and the agreements and plans of reorganization affecting the other series of Emerald are approved and consummated, Emerald will have transferred all of its assets and liabilities and deregister as a registered investment company.

      As a result of the Reorganization, shareholders of the Emerald Funds will become shareholders of the Nations Funds. Table I below shows each Emerald Fund and the designated class of each corresponding Nations Fund:

                                     Table I

Emerald Fund                              Corresponding Nations Fund/Share Class
------------                              --------------------------------------

Emerald Prime Advantage                   Nations Money Market Reserves
Institutional Fund                            Capital Class Shares

Emerald Treasury Advantage                Nations Treasury Reserves
Institutional Fund                            Capital Class Shares

      This Proxy/Prospectus sets forth concisely the information that an Emerald Fund shareholder should know before voting, and should be retained for future reference. It is Emerald's proxy statement for the Meeting. It is also a prospectus for Nations Treasury Reserves, but not for Nations Money Market Reserves. This is not a prospectus for Nations Money Market Reserves because this Nations Fund was created to continue the business of the Emerald Prime Advantage Institutional Fund.

      Additional information is set forth in the statement of additional information relating to this Proxy/Prospectus which is incorporated herein by reference, and in the prospectus dated April 1, 1997, as supplemented, for the Emerald Funds and the prospectus dated September 1, 1997 for Nations Treasury Reserves. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Emerald or Nations at the respective telephone numbers or addresses stated on the cover sheet of this Proxy/Prospectus. The information contained in the Nations Treasury Reserves' and Emerald Funds' prospectuses is incorporated by reference into this Proxy/Prospectus. In addition, a copy of the current prospectus for the Capital Class shares of Nations Treasury Reserves, along with a copy of the most recent Annual Report and Semi-Annual Report for Nations Treasury Reserves, accompanies this Proxy/Prospectus.

      The following summarizes the proposals to be voted on by Emerald Fund shareholders at the Meeting:

Proposal                                         Shareholders Solicited
--------                                         ----------------------

1.  To ratify and approve an Interim Advisory    Shareholders of each Emerald
Agreement with Barnett Capital Advisors, Inc.    Fund voting separately.
for the period from January 9, 1998 forward.

2.  To approve a Reorganization Agreement        Each Emerald Fund voting
providing for the transfer of the assets and     separately on the
liabilities of the Emerald Funds to              Reorganization Agreement, and
corresponding Nations Funds in exchange for      with respect to the
Shares of the corresponding Nations Funds, and   reorganization of Emerald,
which also contemplates the reorganization of    shareholders of series of
Emerald into the Nations Funds Family.           Emerald voting in the
                                                 aggregate.

      This Proxy/Prospectus is expected to be first sent to shareholders on or about March [30], 1998.

      THE SECURITIES OF THE NATIONS FUND OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EMERALD, NATIONS OR THEIR RESPECTIVE DISTRIBUTORS.

      EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

      SHARES OF EMERALD AND NATIONS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY, NATIONSBANK, N.A. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE EMERALD FUNDS IS EMERALD ASSET MANAGEMENT, INC. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

                                TABLE OF CONTENTS



FEE TABLES.............................................................................................7

SUMMARY................................................................................................7
     PROPOSAL 1--APPROVAL OF THE INTERIM AGREEMENTS....................................................7
         Interim Advisory Agreements...................................................................7
         Emerald Board Consideration...................................................................8
     PROPOSAL 2--APPROVAL OF THE REORGANIZATION AGREEMENT..............................................9
         Proposed Reorganization.......................................................................9
         Overview of Emerald and Nations...............................................................9
         Federal Income Tax Consequences..............................................................10
         Nations and Emerald Boards' Consideration....................................................10
         Principal Risk Factors.......................................................................11
         Voting Information...........................................................................11

INFORMATION RELATING TO PROPOSAL 1--APPROVAL OF THE
INTERIM ADVISORY AGREEMENTS ..........................................................................12
         The Merger of Barnett Banks, Inc. into NB Holdings Corporation...............................12
         The Interim Advisory Agreement...............................................................12
         Information Regarding Barnett Capital........................................................14
         Payments to Barnett Capital Affiliates.......................................................15
         Affiliated Broker Commissions................................................................15
         Approval of Emerald's Board of Trustees......................................................16

INFORMATION RELATING TO PROPOSAL 2--APPROVAL OF THE
REORGANIZATION AGREEMENT..............................................................................17
         Description of the Reorganization Agreement..................................................17
         Emerald Board Consideration..................................................................19
         Capitalization...............................................................................20
         Federal Income Tax Considerations............................................................21
         Other Information............................................................................23

COMPARISON OF EMERALD AND NATIONS.....................................................................23
         Investment Objectives and Policies...........................................................23
         Investment Adviser and Other Service Providers...............................................23
         Emerald Funds' Advisory Contracts............................................................24
         Nations Funds' Advisory Contracts............................................................24
         Other Service Providers......................................................................25
         Share Structure..............................................................................26
         Distribution Plans and Shareholder Servicing Arrangements....................................27
         Shareholder Transactions and Services........................................................28

INFORMATION RELATING TO VOTING MATTERS................................................................28
         General Information..........................................................................28
         Shareholder and Board Approvals..............................................................29
         Quorum and Required Vote.....................................................................31
         Annual Meetings and Shareholder Meetings.....................................................31


ADDITIONAL INFORMATION ABOUT NATIONS..................................................................31

ADDITIONAL INFORMATION ABOUT EMERALD..................................................................32

FINANCIAL STATEMENTS..................................................................................32

OTHER BUSINESS........................................................................................33

SHAREHOLDER INQUIRIES.................................................................................33

APPENDICES            I             INTERIM INVESTMENT ADVISORY AGREEMENT

                      II            AGREEMENT AND PLAN OF REORGANIZATION

                      III           EXPENSE SUMMARIES OF EMERALD FUNDS
                                    AND THE CORRESPONDING NATIONS FUNDS

                      IV            INVESTMENT OBJECTIVES, LIMITATIONS AND
                                    CERTAIN SIGNIFICANT INVESTMENT POLICIES
                                    OF THE OPERATING NATIONS FUNDS AND THE
                                    CORRESPONDING EMERALD FUNDS

                      V             SHAREHOLDER TRANSACTIONS AND SERVICES
                                    OF THE NATIONS FUNDS AND THE CORRESPONDING
                                    EMERALD FUNDS

                                       5

                                   FEE TABLES

      Shareholders of each Emerald Fund are expected to experience total fund operating expenses after the Reorganization that are equal to those total fund operating expense that they currently experience. Such projections take into account voluntary fee waivers and/or expense reimbursements, both of which may be terminated at any time. For detailed information regarding pro forma expense information, for both Table III and Appendix III to this Proxy/Prospectus..

                                     SUMMARY

      The following is a summary of certain information relating to the Interim
Advisory Agreement and the proposed Reorganization, and is qualified by reference to the more complete information contained elsewhere in this Proxy/Prospectus, the Prospectuses and Statements of Additional Information of
Emerald and Nations, and the Appendices attached hereto.

PROPOSAL 1--APPROVAL OF THE INTERIM ADVISORY AGREEMENT

      Interim Advisory Agreement. On January 9, 1998, Barnett Banks, Inc. merged with and into NB Holdings Corporation, a subsidiary of NationsBank Corporation
(the "Holding Company Merger"). As a result of the Holding Company Merger,
Barnett Capital Advisors, Inc. ("Barnett Capital"), the investment adviser to the Emerald Funds, became an indirect wholly-owned subsidiary of NationsBank
Corporation. As of January 9, 1998, Barnett Capital served as the Emerald Funds' investment adviser pursuant to an investment advisory agreement between Barnett
Capital and Emerald, on behalf of the Emerald Funds. Barnett Capital and Emerald considered the effect that the Holding Company Merger would have on Emerald, and the possibility that under Barnett Capital's investment advisory agreement with the Emerald Funds and under the Investment Company Act of 1940 (the "1940 Act"), the Holding Company Merger might result in the automatic and immediate termination of the investment advisory agreement. See "Information Relating to Proposal 1--Approval of the Interim Advisory Agreement."

      To ensure that this potential automatic termination would not disrupt the investment advisory services provided to the Emerald Funds, Emerald and Barnett
Capital obtained an exemptive order from the SEC (the "Order") permitting
Barnett Capital to continue to act as investment adviser to the Emerald Funds under the Interim Advisory Agreement. In accordance with the Order, the Interim
Advisory Agreement is subject to ratification and approval by the shareholders of the Emerald Funds, at a meeting to be held within 120 days after January 9, 1998 (the "Interim Period"), or no later than May 9, 1998.


                                       6

      The Trustees of Emerald propose that the shareholders of each Emerald Fund ratify and approve the Interim Advisory Agreement. The advisory fee rates payable under the Interim Advisory Agreement are identical to those under the corresponding former agreement. Pending ratification and approval of the Interim
Advisory Agreement, all fees payable to Barnett Capital under the Interim
Advisory Agreement are being held in escrow. The fees escrowed for a particular
Emerald Fund will be received by Barnett Capital only if the Interim Advisory
Agreement is ratified and approved by that Fund's shareholders. See "Information
Relating to Proposal 1--Approval of the Interim Agreement--Approval of Emerald's
Board of Trustees.

      If the Interim Advisory Agreement is ratified and approved by a Fund's shareholders, and the Reorganization of that Fund is approved and consummated, the Interim Advisory Agreement will remain in effect through the consummation of the Reorganization. If the Interim Advisory Agreement is ratified and approved by a Fund's shareholders and the Reorganization is not approved or is not consummated, the Interim Advisory Agreement will remain in effect until November
30, 1998, and thereafter, for so long as the Board of Trustees of Emerald continues to renew and approve such agreement at least annually. If the Interim
Advisory Agreement for an Emerald Fund is not ratified and approved by that Fund's shareholders, the fees held in escrow with respect to that Fund will be returned to the Fund, and Emerald's Board of Trustees will consider what actions should be taken with respect to management of the assets of the Emerald Fund involved until new investment advisory arrangements are approved by the Fund's shareholders.

      Emerald Board Consideration. A meeting of the Board of Trustees of Emerald was held on November 13-14, 1997, at which time the Holding Company Merger and its implications for the Emerald Funds were discussed. The Board met again on December 8, 1997, and after a full evaluation unanimously approved the Interim
Advisory Agreement. EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
SHAREHOLDERS OF THE EMERALD FUNDS APPROVE THE INTERIM ADVISORY AGREEMENT.

      At the December 8, 1997 meeting, the Board determined that payment of the advisory fees to be earned during the Interim Period by Barnett Capital under the Interim Advisory Agreement would be fair, based on the fact that (1) the fees payable under the Interim Advisory Agreement, and the services to be provided therefor, would be unchanged from the fees payable under the former investment advisory agreement, (2) the fees will be maintained in an interest-bearing escrow account until payment is approved or disapproved by shareholders of a particular Emerald Fund, and (3) the nonpayment of fees earned during that period would constitute an extreme inequity to Barnett Capital in view of the substantial services to be provided by Barnett Capital to the Emerald Funds and the expenses incurred in connection with such provision of services, under the Interim Advisory Agreement.


                                       7

PROPOSAL 2--APPROVAL OF THE REORGANIZATION AGREEMENT

      Proposed Reorganization. The Reorganization Agreement provides for: (1) the transfer of all of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement, which is attached hereto as Appendix
II) of each Emerald Fund to a corresponding Nations Fund in exchange for Shares of the designated classes of the corresponding Nations Fund; and (2) the distribution of Nations Fund Shares to the shareholders of the Emerald Funds in liquidation of the Emerald Funds. The Reorganization is subject to a number of conditions with respect to each Emerald Fund, including Emerald shareholder approval. As noted above, the Reorganization Agreement also contemplates the reorganization of Emerald into the Nations Funds Family, so a vote for or against the approval of the Reorganization Agreement includes a vote for or against the reorganization of Emerald into the Nations Funds Family. Following the Reorganization, Emerald will wind up its affairs and deregister as an investment company under the 1940 Act. It is possible that a majority of an Emerald Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of Emerald series voting does not approve the reorganization of Emerald. In such a case, the Board of Trustees will contemplate what further action is appropriate action.

      As a result of the proposed Reorganization, an Emerald Fund shareholder will become a shareholder of the corresponding Nations Fund and will hold, immediately after the Closing(s)(s) (as defined in the Reorganization
Agreement), Shares of the designated classes of the corresponding Nations Fund having a total dollar value equal to the total dollar value of the shares of the Emerald Fund that the shareholder held immediately before the Closing(s)(s). The exchange of each Emerald Fund's Fund Assets and Liabilities is expected to occur in May, 1998, or such later date as may be provided in the Reorganization
Agreement.

      Overview of Emerald and Nations. The investment objectives, policies and restrictions of the Emerald Treasury Advantage Institutional Fund are substantially similar to those of the corresponding Nations Treasury Reserves.
Each Fund invests largely in direct obligations issued by the U.S. Treasury or to which the U.S. Government has pledged its full faith and credit to guarantee the payment of principal and interest. Because Nations Money Market Reserves is being created as a new "shell" fund to continue the business of the Emerald
Prime Advantage Institutional Fund, the investment objectives, policies and restrictions of the Emerald Prime Advantage Institutional Fund are substantially identical to those of the corresponding Nations Money Market Reserves. For additional information, see "Comparison of Emerald and Nations--Investment
Objectives and Policies" and Appendix IV to this Proxy/Prospectus.

      NationsBanc Advisors, Inc. ("NBAI") currently serves as the investment adviser to the Nations Funds. TradeStreet Investment Associates, Inc.
("TradeStreet") currently serves as investment sub-adviser to the Nations Funds.
See "Comparison of Emerald and Nations-Investment Adviser and Other Service
Providers."


                                       8

      Table III, under "Comparison of Emerald and Nations--Investment Adviser and Other Service Providers," shows the current total operating expenses for each class of shares of each of the Emerald Funds along with the pro forma total operating expenses that could be expected for each designated class of shares of the corresponding Nations Fund after the Reorganization. Appendix III to this Proxy/Prospectus provides additional information about the fees and expenses for each of the Emerald Funds and corresponding Nations Funds. The Emerald Funds and
Nations Funds have a different administrator, distributor, transfer agent, independent auditor/accountants and different trustees. See "Comparison of Emerald and Nations--Investment Adviser and Other Service Providers."

      The purchase, redemption, dividend and other policies and procedures of the Emerald Funds and the Nations Funds are generally similar. The Emerald Funds only issue one class of shares while the Nations Funds issue multiple classes of shares, although only Capital Class shares will be issued in connection with the Reorganization. See "Comparison of Emerald and Nations--Shareholder Transactions and Services" and Appendix V to this Proxy/Prospectus. Similarly, the Nations
Funds share classes being issued in the Reorganization and Emerald Funds are sold at net asset value per share, with no front-end or contingent deferred sales load. No front-end or contingent deferred sales loads will be imposed on any of the shareholders in connection with the Reorganization.

      Federal Income Tax Consequences. The Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Emerald Funds, the Nations Funds or their respective shareholders. The sale of securities by the Emerald Funds prior to the Closing(s)(s), whether in the ordinary course of business or in anticipation of the Closing(s)(s), could result in a taxable capital gains distribution prior to the Closing(s)(s). See
"Information Relating to Proposal 2--Approval of the Reorganization
Agreement--Federal Income Tax Considerations" for additional information.

      Nations and Emerald Board's Consideration. In considering the
Reorganization Agreement, the Board of Nations, including the non-interested
Trustees thereof, were advised by legal counsel, as well as by separate legal counsel, as to their fiduciary duties under the 1940 Act and the required determinations that the Board should make under the 1940 Act in connection with the Reorganization. After considering the relevant factors, the Nations Board, on behalf of the Nations Funds, including a majority of the non-interested
Trustees, found that participation in the Reorganization, as contemplated by the Reorganization Agreement, is in the best interests of the Nations Funds and that the interests of the shareholders of the Nations Funds will not be diluted as a result of the Reorganization.

      In reviewing the proposed Reorganization, the Board of Emerald considered the potential impact of the Reorganization on its shareholders, including (1) the terms and conditions of the Reorganization Agreement, including provisions intended to avoid the dilution of shareholder interests; (2) the capabilities, practices and resources of the


                                       9

organizations that provide investment advisory and certain other services to the Nations Funds, and the terms on which these services are provided; (3) the shareholder services provided to Emerald shareholders, compared with the shareholder services provided to Nations shareholders; (4) the investment objectives, policies and limitations of the Emerald Funds and the Nations Funds;
(5) the historical Funds' investment performance of the Emerald Funds and the Nations Funds; (6) the historical and projected operating expenses of the Emerald Funds and the Nations Funds; and (7) the anticipated tax consequences of the Reorganization. See "Information Relating to Proposal 2--Approval of the
Reorganization Agreement - Emerald Board Consideration."

      Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under Federal and state law, the Board of Trustees of Emerald, including all of the non-interested members of the Board, have determined that the proposed Reorganization is in the best interests of the shareholders of each class of each Emerald Fund, and that the interests of such shareholders will not be diluted as a result of the Reorganization. EMERALD'S
BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT EACH EMERALD FUND'S SHAREHOLDERS
APPROVE THE REORGANIZATION AGREEMENT.

      Principal Risk Factors. Because of the general similarities of the investment objectives, policies and restrictions of the Emerald Funds and their corresponding Nations Funds, an investment in a Nations Fund involves risks that are similar to those of the corresponding Emerald Fund. These investment risks, in general, are those typically associated with investing in a portfolio of high quality, short-term money market instruments. Additionally, while the Emerald
Treasury Advantage Institutional Fund and the corresponding Nations Treasury
Reserves invest in instruments backed by the full faith and credit of the U.S.
Government, shares of neither Fund are themselves issued or guaranteed by the U.S. Government or any of its agencies.

      Voting Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Emerald's Board of Trustees at the Meeting.
Only shareholders of record at the close of business on March [16], 1998 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote, respectively. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Emerald a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters."

               INFORMATION RELATING TO PROPOSAL 1--APPROVAL OF THE
                           INTERIM ADVISORY AGREEMENT


                                       10

      The Merger of Barnett Banks, Inc. into NB Holdings Corporation. On January
9, 1998, Barnett Banks, Inc. merged into NB Holdings Corporation, a wholly-owned subsidiary of NationsBank Corporation. As a result of this Holding Company
Merger, Barnett Capital became an indirect wholly-owned subsidiary of NationsBank Corporation. Barnett Capital and Emerald considered the effect that the Holding Company Merger would have on Emerald, and the possibility that under the terms of the Emerald Funds' investment advisory agreement and under the 1940
Act, the Holding Company Merger might result in the automatic and immediate termination of those agreements.

      Prior to the Holding Company Merger, Barnett Capital served as investment adviser to the Emerald Funds pursuant to an investment advisory agreement dated as of June 28, 1991 (as subsequently amended) and was last approved by the shareholders of the Emerald Funds at a meeting held on October 30, 1996 for the purpose of increasing Barnett's investment responsibilities and modifying its fee rate, and was last approved by the Emerald Board of Trustees on November 13, 1997. Under that agreement, Barnett Capital was entitled to receive, and for the fiscal year ended November 30, 1997 did receive, advisory fees from each Emerald
Fund of 0.10% of the Fund's average daily net assets, representing $144,896 and $172,480 with respect to the Emerald Prime Advantage Institutional Fund and
Emerald Treasury Advantage Institutional Fund, respectively.

      To ensure that the Holding Company merger would not disrupt the investment advisory services provided to the Emerald Funds, both Emerald and Barnett
Capital obtained an exemptive Order from the SEC permitting Barnett Capital to continue to act as investment adviser through the Interim Period, but prior to obtaining the approval of the Interim Advisory Agreement by the shareholders of the Emerald Funds. The Order also permits Barnett Capital to receive fees for the Interim Period from each Emerald Fund, subject to approval by the Emerald
Fund shareholders entitled to vote at a meeting to be held during the Interim
Period. In applying for the Order, Barnett Capital agreed to take steps to ensure that the scope and quality of the investment advisory services will be the same during the Interim Period as previously provided to the Emerald Funds.

      The Interim Advisory Agreement. The terms and conditions of the Interim
Advisory Agreement are the same as those of the former investment advisory agreement between Barnett Capital and Emerald, on behalf of the Emerald Funds, except for provisions relating to: (1) the effective date (January 9, 1998), (2) the termination date (November 30, 1998) and (3) certain escrow provisions, that are described above.

      Under the Interim Advisory Agreement, Barnett is responsible for providing a continuous investment program for each Emerald Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Funds, and is responsible for determining what securities and other investments will be purchased, retained or sold by each of the Funds and for maintaining all books and records with respect to each Fund's securities transactions.


                                       11

      The Interim Advisory Agreement also includes provisions relating to other matters, such as portfolio trading practices, expenses and standard of care. For example, the Interim Advisory Agreement provides that in executing portfolio transactions and selecting brokers or dealers, Barnett Capital is to seek the best overall terms available, and that investment decisions for the Emerald
Funds are to be made independently from those for other investment companies and accounts managed by Barnett Capital. Such other investment companies and accounts may, however, invest in the same securities as the Funds. In such cases, simultaneous transactions are inevitable. Under the Interim Advisory
Agreement, Barnett Capital may aggregate, to the extent permitted by law, the securities to be sold or purchased for the Funds with those to be sold or purchased by other investment companies or accounts in executing transactions.
In addition, the Interim Advisory Agreement provides that to the extent the purchase or sale of securities or other investments of the same issuer may be deemed to be suitable for two or more accounts managed by Barnett Capital, the available securities or investments may be allocated in a manner believed by Barnett Capital to be equitable to each account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.

      Although expected to be infrequent, Barnett Capital is allowed under the Interim Advisory Agreement to consider the amount of Emerald Fund shares sold by broker-dealers and others (including those who may be connected with Barnett
Capital) in allocating orders for purchases and sales of portfolio securities.
This allocation may involve the payment of brokerage commissions or dealer concessions. Barnett Capital will not engage in this practice unless the execution capability of, and the amount received by, such broker-dealer or other company is believed to be comparable to what another qualified firm could offer.
Portfolio securities may not be purchased from or sold to Barnett Capital, the Emerald Funds' distributor, or any affiliated person of either of them or Emerald, acting as principal in the transaction, except as permitted by the SEC.

      The Interim Advisory Agreement provides that Barnett Capital will pay all expenses incurred by it in connection with its activities under the Agreement other than the cost of securities and other investments (including brokerage commissions and other transaction costs, if any) purchased or sold for the Emerald Funds. Barnett Capital also agrees that it, in any fiscal year, the aggregate expenses of either Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitations of any such state, Emerald may deduct from the fees to be paid to Barnett
Capital, or Barnett Capital will bear, a portion of any excess to the extent required by state law. To Emerald's knowledge, as of the date of this Proxy/Prospectus, the Emerald Funds are not subject to any state expense limitations.

      The Interim Advisory Agreement provides that Barnett Capital will not be liable for any error of judgment or mistake of law or for any loss suffered by the Emerald Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or loss


                                       12

resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties thereunder.

      The Interim Advisory Agreement provides that, if approved by the shareholders of an Emerald Fund, the Interim Advisory Agreement will continue in effect with respect to that Fund until November 30, 1998. Thereafter, the Agreement will continue in effect with respect to that Fund for successive annual periods, provided that its continuance is approved at least annually (1) by the vote of a majority of those members of Emerald's Board of Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of any party to the Agreement cast in person at a meeting called for the purpose of voting on such approval and (2) by the Board or by vote of a majority of the outstanding shares of the Fund.

      The Interim Advisory Agreement will terminate automatically in the event of its assignment. The Interim Advisory Agreement also provides that it is terminable with respect to either Emerald Fund, without payment of any penalty, by Emerald (by vote of Emerald's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund) or by Barnett Capital on 60 days' written notice.

      Although the Interim Advisory Agreement permits Barnett Capital (subject to any shareholder approval required by law) to retain a sub-adviser in connection with the performance of its advisory services, as stated above, Barnett Capital intends to provide all of the services stated in the Interim
Advisory Agreement. In addition, the Interim Advisory Agreement expressly permits the Agreement to be amended without shareholder approval to the extent allowed by the 1940 Act.

      The advisory fees payable by each Emerald Fund under the Interim Advisory
Agreement, as described below, are the separate obligation of that particular
Fund (and not the joint obligation of both Emerald Funds).

      Information Regarding Barnett Capital. Prior to the Holding Company
Merger, Barnett Capital was a wholly-owned subsidiary of Barnett Bank, N.A.
which, in turn, was a wholly-owned subsidiary of Barnett Banks, Inc., which was a publicly-held bank holding company located in Jacksonville, Florida. Upon consummation of the Holding Company Merger, Barnett Capital became a wholly-owned subsidiary of NB Holdings Corporation which, in turn, is a wholly-owned subsidiary of NationsBank Corporation. As of February 15, 1998, no persons owned beneficially or of record 10% or more of any class of issued and outstanding voting securities of NationsBank Corporation.

      Barnett Capital is organized as a corporation under the laws of the State of Florida and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. In addition to serving as investment adviser to the Emerald Funds, Barnett Capital acts as investment adviser to individuals, trusts, estates and institutions and as investment adviser to Emerald's other investment portfolios, including the Emerald Prime, Emerald Treasury and Emerald
Tax-Exempt Funds, three other money market portfolios


                                       13

whose net assets at ____________, 1998 were $________, $__________ and
$___________, respectively. Under the terms of the investment advisory agreements relating to these portfolios, Barnett Capital is entitled to an advisory fee at the annual rate of 0.25% of each portfolio's average net assets, which fees are not subject to reduction as the value of each portfolio's net assets increases. Barnett Capital has informed Emerald, however, of its intention to reduce the annual rate of its advisory fees with respect to the Emerald Treasury Fund and Emerald Prime Fund to the following rates: 0.25% of the first $600 million of each portfolio's net assets; 0.23% of each portfolio's net assets over $600 million but not exceeding $1 billion; 0.21% of the next $1 billion of each portfolio's net assets; and 0.19% of each portfolio's net assets over $2 billion. Barnett Capital has agreed to pay the Emerald Tax-Exempt Fund's sub-adviser a sub-advisory fee at the annual rate of 0.15% of the portfolio's net assets. Emerald has been advised that, until further notice, Barnett Capital will voluntarily waive all advisory fees with respect to the Emerald Tax-Exempt
Fund in excess of the sub-advisory fees payable by it to the portfolio's sub-adviser.

      As of _______________, 1998, Barnett Capital had approximately $ _______ billion of assets under management. Barnett Capital's principal offices are located at 9000 Southside Boulevard, Building 100, Jacksonville, Florida 32256.
The name and principal occupation of the principal executive officer and each director of Barnett Capital as of _______________, 1998 were as follows: Jack A.
Ablin, Director, President and Chief Executive Officer; Holly D. Deem, Director and __________; Martin E. Galt, III, Director and __________; and Richard J.
Gershin, Director and ___________. All of the above persons may be reached c/o
Barnett Capital Advisers, Inc., 9000 Southside Boulevard, Building 100,
Jacksonville, Florida 32256.

      At the time of their approval of the Interim Advisory Agreement, three of the six members of Emerald's Board of Trustees were considered to be "interested" Trustees within the meaning of the 1940 Act for the following reasons. Marshall M. Criser, Chairman of the Emerald Board of Trustees, was a director of Barnett Banks, Inc., owned shares of Barnett Banks, Inc. and maintained money market deposit accounts with a Barnett Banks, Inc. banking subsidiary, and is currently of counsel (and was formerly a shareholder) of a law firm which has represented Barnett Capital and its affiliates within the preceding two years. John G. Grimsley, Emerald's President and a member of the Board, is a partner of a law firm which has represented Barnett Capital and its affiliates within the preceding two years and also owned shares of Barnett
Banks, Inc. Albert D. Ernest, Jr., a member of the Board, owned shares of Barnett Banks, Inc.

      Payments to Barnett Capital Affiliates. During the fiscal year ended
November 30, 1997, the Emerald Funds paid no fees to affiliates of Barnett
Capital.

      Affiliated Broker Commissions. During the fiscal year ended November 30,
1997, the Emerald Funds paid no brokerage commissions in connection with purchases and sales of portfolio securities to any party that would be treated as an affiliated broker as defined in Item 22(a)(1)(ii) of Schedule 14A under the Securities Exchange Act of 1934.


                                       14

      For the services provided and expenses assumed pursuant to the Interim
Advisory Agreement, Emerald Funds pays Barnett Capital fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Emerald Fund. However, pending ratification and approval of the Interim
Advisory Agreement, all fees payable to Barnett Capital under the Interim
Advisory Agreement are being held in escrow. These escrowed fees will be received by Barnett Capital only if the Interim Advisory Agreement is ratified and approved by Emerald Fund shareholders. The fees payable to Barnett Capital are not subject to reduction as the value of each Fund's net assets increases.
From time to time, however, Barnett Capital may waive fees or reimburse the Emerald Funds for expenses voluntarily, although there is no guarantee that such waivers or reimbursements would continue.

      Approval of Emerald's Board of Trustees. At a meeting on December 8, 1997, the Emerald Board of Trustees, including all of the Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of Emerald (other than as Trustees), Barnett Capital or NationsBank, N.A. ("NationsBank"), approved the Interim Advisory Agreement with Barnett Capital that became effective upon the consummation of the Holding Company Merger on January 9, 1998. In considering whether to approve the Interim Advisory Agreement and to submit such agreement to shareholders for their approval, the Board of Trustees considered the following factors: (1) Barnett Capital's representations that it would provide investment advisory and other services to the Emerald Funds of a scope and quality at least equivalent, in the Board's judgment, to the scope and quality of services previously provided to the Emerald Funds; (2) the substantially identical terms and conditions that are contained in the Interim
Advisory Agreement as compared to the prior investment advisory agreement; and
(3) Barnett Capital's representation that in the event of any material change in personnel providing services under the Interim Advisory Agreement during the Interim Period, the Board of Trustees of Emerald would be consulted for the purpose of assuring themselves that the services provided would not be diminished in scope or quality. Additionally, the Trustees considered the benefits that would be obtained by the Emerald Funds in maintaining continuity in investment advisory services for the Funds during the Interim Period, and determined that continuity was advantageous to the Funds as it would serve to minimize uncertainty and confusion, and would minimize any potential disruption resulting from the Holding Company Merger in the advisory services provided to the Emerald Funds.

      Based upon the foregoing factors, which were considered material by the Emerald Board of Trustees, the Trustees concluded that approval of the Interim
Advisory Agreement was in the best interests of the Emerald Fund shareholders and Emerald. The Board of Trustees further concluded that payment of the advisory fees under the Interim Advisory Agreement would be appropriate and fair considering that: (1) the fees that are payable under the Interim Advisory
Agreement, and the services to be provided therefor, would be unchanged from the fees payable under the former investment advisory agreement, (2) the fees will be maintained in an interest-bearing escrow account until payment is approved or disapproved by shareholders of a particular Emerald Fund, and (3) the nonpayment of fees earned during that period would constitute an extreme inequity to Barnett Capital in view of the substantial services provided by Barnett Capital to the


                                       15

Emerald Funds during the Interim Period, and the expenses incurred in connection with such provision of services, under the Interim Advisory Agreement.

      With respect to the approval of the Interim Advisory Agreement, each Emerald Fund will vote separately on a portfolio-by-portfolio basis. EMERALD'S
BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT EACH EMERALD FUND'S SHAREHOLDERS
RATIFY AND APPROVE THE INTERIM ADVISORY AGREEMENT FOR THE PERIOD FROM JANUARY 9,
1998 FORWARD.

              INFORMATION RELATING TO PROPOSAL 2-- APPROVAL OF THE
                            REORGANIZATION AGREEMENT

      The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this description is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix II to this Proxy/Prospectus.

      Description of the Reorganization Agreement. The Reorganization Agreement provides that at the Closing(s)(s) the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of the Emerald Funds will be transferred to Nations, as shown in Table I (see page 2 of this Proxy/Prospectus), in exchange for full and fractional Shares of the designated class of the corresponding Nations Funds.

      The Shares issued by each Nations Fund in the Reorganization will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Emerald Fund that are outstanding immediately before the Closing(s).
Immediately after the Closing(s), each Emerald Fund will distribute the Shares of the Nations Fund received in the Reorganization to its shareholders in liquidation of the Emerald Fund. Each shareholder owning shares of a particular
Emerald Fund at the Closing(s) will receive Shares of the designated class of the corresponding Nations Fund, and will receive any unpaid dividends or distributions that were declared before the Closing(s) on Emerald Fund shares.
Nations will establish an account for each former shareholder of the Emerald
Funds reflecting the appropriate number of Nations Fund Shares distributed to that shareholder. These accounts will be substantially identical to the accounts currently maintained by Emerald for each shareholder. Shares of the Nations
Funds are in uncertificated form.

      As indicated above, Emerald shareholders of those series of Emerald not part of this Proxy/Prospectus are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those series of Emerald into designated classes of corresponding portfolios of Nations Fund Trust and Nations Fund, Inc.--other registered investment companies in the Nations Funds Family. If the


                                       16

Reorganization Agreement and the agreements and plans of reorganization affecting the other series of Emerald are approved by a majority of all series of Emerald voting in the aggregate and are consummated, Emerald will have transferred all of its assets and liabilities as of the Closing(s), and all outstanding shares of the Emerald Funds will be redeemed and canceled in exchange for Shares of the Nations Funds distributed, and Emerald will wind up its affairs and apply to be deregistered as an investment company under the 1940
Act. Emerald would permanently close its stock transfer books as of the close of business on the business day immediately preceding the Closing(s). Exchange or redemption requests required after that time will be deemed to be exchange or redemption requests for Shares of the Nations Funds.

      The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Emerald shareholders at the Meeting; approval of a majority of all series of Emerald voting in the aggregate of the reorganization of Emerald; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Emerald that the Nations Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from the independent auditors/accountants of Emerald and Nations regarding various financial matters; any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement. The Reorganization Agreement also provides that if the difference between the per share net asset value of an Emerald Fund and its corresponding Nations Fund equals or exceeds $.0025 at the close of business on the day preceding the time at which the Reorganization is to be effective, as computed using the market values of such Funds' assets, either party may postpone the Closing(s) with respect to such Fund until such time as the per share difference is less than $.0025.

      The Reorganization Agreement provides that Emerald and Nations will each be responsible for its own expenses in connection with the Reorganization.
However, NBAI has agreed to assume ordinary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing(s) upon the mutual consent of both Emerald and Nations, or by either Nations or Emerald under certain conditions; and that officers of Nations and of Emerald may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding Nations
Fund to be issued to the shareholders of any Emerald Fund without obtaining the Emerald Fund shareholders' further approval.

      Emerald Board Consideration. At meetings held on November 13-14, 1997 and
December 8, 1997, the Emerald Board of Trustees was advised that Barnett Capital and


                                       17

NBAI were considering the possibility of recommending a consolidation of Emerald with the Nations Family of Funds following the Holding Company Merger. The
Emerald Board then met again on January 15, 1998 and on February 12, 1998 to consider a reorganization proposal by NBAI and its affiliates. In preparation for the meetings, the Trustees were provided with a variety of information about the Reorganization, the Nations Funds and NationsBank. These materials summarized the principal features of the Reorganization including the intention that the Reorganization be consummated on a tax-free basis for each Fund and its shareholders. In addition, the Emerald Trustees received comparative information for the Emerald Funds and their corresponding Nations Funds with respect to the following matters: (1) investment objectives and policies; (2) advisory, distribution and other servicing arrangements; (3) expenses (with and without giving effect to current expense limitations), including pro forma expenses assuming consummation of the Reorganization and expenses relative to peer groups, and (4) performance relative to peer groups. The Emerald Trustees were also provided with information about NationsBank and its investment advisory organizations, including information regarding those individuals with responsibility for each Nations Fund.

      The proposal that the Emerald Funds be reorganized into the Nations Funds as set forth in the Reorganization Agreement, including the contemplation that Emerald would be reorganized into the Nations Funds Family, was unanimously approved by the Board of Trustees on February 12, 1998. In connection with its approval of the Reorganization Agreement, and the transactions contemplated therein, Emerald's Board of Trustees considered that, as a result of the Holding
Company Merger, certain of the shareholders of both the Emerald Funds and Nations Funds were currently customers of NationsBank and its affiliates. The
Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI.

      During its deliberations, Emerald's Board of Trustees (with the advice and assistance of counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Emerald Funds; (2) the capabilities, practices and resources of NBAI and Nations' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Emerald Funds; (4) the expected cost-savings for certain of the Emerald Funds, including Emerald funds not part of this Proxy/Prospectus, as a result of the Reorganization; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Emerald funds; (6) the historical investment performance records of the Emerald Fund(s), including the Emerald Treasury Advantage Institutional Fund, moving into operating Nations funds; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Emerald's shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Emerald Funds and their shareholders; (10) the number of investment portfolio options that would be available to


                                       18

shareholders after the Reorganization; (11) the resolution of matters relating to Emerald's administration and transfer agency agreements without cost to Emerald or the Emerald Funds; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates.

      In connection with the foregoing, Emerald's Board of Trustees noted that the management of the Nations Funds Family had undertaken to create a new fund having the same investment objective and policies as that of its corresponding
Emerald Fund--Nations Money Market Reserves. Emerald's Board of Trustees also noted that NBAI would assume all ordinary expenses associated with the Reorganization. With respect to each Nations Fund, Emerald's Trustees noted that the total operating expense ratios after the Reorganization would be equal to those of the Emerald Funds before the Reorganization.

      After consideration of the foregoing and other factors, the Emerald
Trustees unanimously determined that the Reorganization is in the best interests of the shareholders of each Emerald Fund, and that the interests of the shareholders of each Emerald Fund will not be diluted as a result of such Reorganization.

      Capitalization. As proposed, the two Emerald Funds would be reorganized into the two corresponding Nations Funds. The following table sets forth, as of November 30, 1997, (1) the capitalization of each of the Emerald Funds; (2) the capitalization of each of the corresponding Nations Funds; and (3) the pro forma capitalization of each of the Nations Funds as adjusted to give effect to the Reorganization of the Emerald Funds. The capitalization of each Emerald Fund and Nations Fund is likely to be different at the Closing(s) as a result of daily share purchase and redemption activity in the Emerald Funds and Nations Funds, as well as the effects of the other ongoing operations of the respective Funds prior to Closing(s).


                                       19

                                    Table II

               Pro forma Capitalization (as of November 30, 1997)

      1. The table below reflects current and pro forma capitalization information for the combination of the Emerald Prime Advantage Institutional
Fund with Nations Money Market Reserves.


                                                                           Net Asset Value
                                     Total Net Assets  Shares Outstanding     Per Share
                                     ----------------  ------------------  ---------------
Emerald Prime Advantage Institutional   $177,907,787      177,917,523       $       1.00
Fund

Nations Money Market Reserves                    N/A              N/A                N/A
                                      (Capital Class)  (Capital Class)    (Capital Class)

Pro forma Combined Fund                 $177,907,787      177,917,523       $       1.00
                                      (Capital Class)  (Capital Class)    (Capital Class)

      2. The table below reflects current and pro forma capitalization information for the combination of the Emerald Treasury Advantage Institutional Fund with Nations Treasury Reserves.

                                                                           Net Asset Value
                                     Total Net Assets  Shares Outstanding     Per Share
                                     ----------------  ------------------  ---------------
Emerald Treasury Advantage              $159,160,769      159,244,945       $       1.00
Institutional Fund

Nations Treasury Reserves               $287,081,652      287,089,070       $       1.00
                                      (Capital Class)  (Capital Class)    (Capital Class)

Pro forma Combined Fund                 $446,242,421      446,334,015       $       1.00
                                      (Capital Class)  (Capital Class)    (Capital Class)

     Federal Income Tax Consequences. Each Nations Fund and each Emerald Fund qualifies and intends to qualify as of the Closing(s)(s), as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Emerald Fund and each corresponding Nations Fund has been and expects to continue to be, relieved of federal income tax liability.

      Consummation of the Reorganization with respect to each Emerald Fund and the corresponding Nations Fund is subject to the condition that Emerald and Nations receive an opinion from Morrison & Foerster LLP to the effect that, for federal income tax purposes: (i) the transfer of all of the Fund Assets and Liabilities (as each term is defined in the Reorganization Agreement) of an Emerald Fund to the corresponding Nations Fund in exchange for the Nations Fund Shares, and the distribution of those Nations Fund Shares to shareholders of the Emerald Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Emerald Fund and the Nations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Emerald Fund upon the transfer of its Fund Assets and Liabilities to the Nations Fund solely in exchange for the Nations Fund Shares; (iii) no gain or loss will be recognized by the Nations Fund upon the receipt of the assets and assumption of liabilities of the Emerald Fund solely in exchange for the Nations Fund Shares; (iv) the basis of the Emerald Fund's assets received by the Nations Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Emerald Fund immediately prior to the Reorganization; (v) the holding period of the Emerald Fund's assets in the hands of the Nations Fund will include the period for which such assets have been held by the Emerald Fund; (vi) no gain or loss will be recognized by the Emerald Fund on the distribution to its shareholders of the Nations Fund Shares to be received by the Emerald Fund in the Reorganization; (vii) no gain or loss will be recognized by the shareholders of the Emerald Fund upon their receipt of the Nations Fund Shares in exchange for such shareholders' shares of the Emerald Fund; (viii) the basis of the Nations Fund Shares received by the shareholders of the Emerald Fund will be the same as the basis of the Emerald Fund shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Nations Fund Shares received by the Emerald Fund shareholders will include the period during which such shareholders held the Emerald Fund shares surrendered in exchange therefor, provided that such Emerald Fund shares are held as a capital asset in the hands of the Emerald Fund shareholders on the date of the exchange; and (x) each Nations Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Emerald Fund as of the Closing(s) Date, subject to the conditions and limitations specified in the Code. Shareholders of the Emerald Funds should note, however, that the sale of securities by the Emerald Funds prior to the Closing(s), whether in the ordinary course of business or in anticipation of the Closing(s), could result in a taxable capital gains distribution prior to the Closing(s).

      Nations and Emerald have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state and local income tax consequences.

      Other Information. Information about the similarities and differences between the Nations Funds and the Emerald Funds to which they correspond regarding: investment objectives and policies; the identity and compensation of the investment adviser; the voting rights of shareholders; any restrictions or material obligations associated with ownership of Shares; the share structure; the identity of the principal underwriter; any minimum initial or subsequent investment; Rule 12b-1 plans, including associated fees and expenses; and shareholder redemption, repurchase and exchange rights, is included in other appropriately titled sections within this Proxy/Prospectus and the Appendices hereto.

                        COMPARISON OF EMERALD AND NATIONS

      Investment Objectives and Policies. The investment objectives, policies and restrictions of Nations Treasury Reserves are substantially similar to those of the Emerald Treasury Advantage Institutional Fund. Each Fund invests largely in U.S. Treasury securities, which are direct obligations issued by the U.S. Treasury or to which the U.S. Government has pledged its full faith and credit to guarantee the payment of principal and interest. Such obligations include Treasury bills, certain Treasury strips, certificates of indebtedness, notes and bonds, and obligations of other agencies and instrumentalities that are backed by the full faith and credit of the United States. Each Fund also may invest in repurchase agreements, lend its securities, invest in the securities of other mutual funds that invest in the particular instruments in which a Fund may invest and may make limited borrowings. The investment objectives, policies and restrictions of the Emerald Prime Advantage Institutional Fund are substantially identical to those of the corresponding Nations Money Market Reserves because the Nations Fund is being created as a new "shell" fund to continue the business of this Emerald Fund.

      Investment Advisers and Other Service Providers. Currently, Barnett Capital serves as investment adviser to the Emerald Funds. NBAI serves as the investment adviser to the Nations Funds and TradeStreet serves as the investment sub-adviser to the Nations Funds.

      The following table shows, as of November 30, 1997, (i) the current total expense ratio of the Emerald Funds after fee waivers and/or expense reimbursements and (ii) the pro forma total expense ratio of the corresponding Nations Funds, based upon the fee arrangements, after fee waivers and/or expense reimbursements, that will be in place upon consummation of the Reorganization. Detailed pro forma expense information for each proposed reorganization is included in Appendix III to this Proxy/Prospectus.

                                    Table III

                            Total Expense Information

                                 Total Fund Operating       Pro Forma Total Fund

                                     Expenses as of 11/30/97       Operating Expenses
Name of                             (After Fee Waivers and/or   (After Fee Waivers and/or
Emerald Fund                         Expense Reimbursements)    Expense Reimbursements)
------------                        -------------------------   -------------------------
Prime Advantage Institutional Fund           0.20%                         0.20%
                                                                      (Capital Class)

Treasury Advantage Institutional             0.20%                         0.20%
Fund                                                                  (Capital Class)

      Emerald Funds' Advisory Contracts. For a description of the Interim Advisory Agreement see "Information Relating to Proposal 1--Approval of the Interim Advisory Agreement."

      Nations Funds' Advisory Contracts. NBAI serves as investment adviser to the Nations Funds. Subject to the general supervision of Nations' Board of Trustees, and in accordance with the investment policies of each Nations Fund, NBAI has discretionary authority to manage each Nations Fund. The investment advisory agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to Nations or to any shareholder of a Nations Fund for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security. For the services provided and expenses assumed, NBAI is entitled to a fee calculated at the annual rate of 0.30% of the average daily net assets of each Nations Fund. From time to time, however, NBAI and its affiliates voluntarily may waive fees or reimburse the Nations Funds for expenses, although there is no guarantee that such waivers or reimbursements would continue.

      TradeStreet serves as investment sub-adviser for the Nations Funds. For the services provided and expenses assumed by TradeStreet, NBAI pays, out of the fees it receives from the Nations Funds, fees to TradeStreet at the annual rate of 0.033% of the average daily net assets of each Nations Fund.

      For the fiscal year ended April 30, 1997, after fee waivers, Nations Treasury Reserves paid NBAI under the current advisory agreement, an advisory fee of 0.14% of the Fund's average daily net assets. For the fiscal year ended April 30, 1997, after fee waivers, NBAI paid TradeStreet under the current sub-advisory agreement, sub-advisory fees of 0.033% of the Nations Treasury Reserves' average daily net assets.

      Both NBAI and TradeStreet are wholly owned subsidiaries of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina Corporation. Both NBAI and TradeStreet have their principal offices at One NationsBank Plaza, Charlotte, North Carolina 28225.

      Morrison & Foerster LLP, counsel to Nations and special counsel to NationsBank, has advised Nations and NationsBank that NationsBank and its affiliates may perform the services contemplated by the advisory contracts described above and in the prospectuses for the Nations Funds without violation of the Glass-Steagall Act or other applicable laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and the future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that the new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

      Other Service Providers. The other service providers for the Emerald Funds and the Nations Funds are different, as forth in the table below.

                             Other Service Providers
                     for the Emerald Funds and Nations Funds

                           Emerald Funds                   Nations Funds
                           -------------                   -------------
Distributor                Emerald Asset Management, Inc.  Stephens Inc. ("Stephens")

Administrator              BISYS Fund Services Limited     Stephens
                           Partnership

Co-Administrator           Not Applicable                  First Data Investor
                                                           Services Group, Inc.
                                                           ("First Data")

Transfer Agent             BISYS Fund Services, Inc.       First Data

Sub-Transfer Agent         Not Applicable                  Nations Bank of Texas, N.A

Custodian                  The Bank of New York            NationsBank of Texas, N.A.

Sub-Custodian              Not Applicable                  The Bank of New York

Independent Auditors and   KPMG Peat Marwick LLP           Price Waterhouse LLP
Independent Accountants,
respectively

      Emerald Asset Management Inc. and BISYS Fund Services Limited Partnership maintain offices at 3435 Stelzer Road, Columbus, Ohio 43219. Stephens Inc. maintains offices at 111 Center Street, Little Rock, Arkansas 72201 and First Data Investor Services Group, Inc. maintains offices at One Exchange Place, Boston, Massachusetts 02109.

      Share Structure. Both Emerald and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Emerald offers fourteen funds. The Nations Funds complex, which includes several registered investment companies will offer over sixty funds immediately after the Reorganization.

      Emerald is organized as a Massachusetts business trust and is subject to the provisions of its Agreement and Declaration of Trust and Code of Regulations. Nations also is organized as a Massachusetts business trust and is subject to the provisions of its Declaration of Trust, as amended and supplemented, and By-Laws. Shares of the Emerald Funds and Nations Funds have a par value of $.001. Shares of both the Emerald Funds and Nations Funds are entitled to one vote for each full share held and fractional votes for fractional Shares held.

      Emerald Fund shareholders will vote in the aggregate and not by portfolio or class subject to certain notable exceptions. In particular, when a proposal affects less than all Emerald portfolios or classes, only the affected portfolios or classes may vote on that proposal. Each portfolio votes separately with respect to any proposal to approve its investment advisory agreement, to change its fundamental investment objectives or policies, or to adopt a plan of reorganization. Similarly, a portfolio or class of a portfolio votes separately with respect to any proposal to approve a plan of distribution for that portfolio or class.

      In accordance with Nations' Agreement and Declaration of Trust, all shares of a series of Nations are entitled to vote by individual series, except (1) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There is no cumulative voting in the election of Trustees for Nations and shares may be voted in person or by proxy.

      Shares of the Emerald Funds and Nations Funds have no pre-emptive rights and have only such conversion and exchange rights as the Board of Trustees of Emerald or the Board of Trustees of Nations, respectively, may grant in their discretion. When issued for payment as described in their respective prospectuses, Nations Fund Shares and Emerald Fund shares are fully paid and non-assessable by either Nations or Emerald.

      Both Emerald and Nations are authorized to create multiple investment portfolios and to create multiple share classes representing interests in a single portfolio. Currently, Nations offers Investor A shares, Investor B shares, Investor C shares, Primary A shares, Primary B Shares and Daily Shares. Each share class has varying pricing and distribution structures.

      Each share of a class of a Nations Fund represents an equal proportionate interest in a particular portfolio with other shares of the same class and is entitled to cash dividends and distributions earned on such shares as are declared in the discretion of the Nations Board of Trustees.

      The accrued expenses of the Nations Funds, as well as certain expenses attributable to each class of shares (including those that are not relevant to this Proxy/Prospectus), are deducted from accrued income before dividends are declared. The Nations Funds' expenses include, but are not limited to: fees paid to NBAI, NationsBank, Stephens and First Data; interest; trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the custodian and transfer agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the NBAI, NationsBank, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Each class of Shares may bear certain class specific costs associated with retail transfer agency, shareholder servicing, sales support and distribution. Any general expenses of Nations that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations or in such other manner as the Board of Trustees deems appropriate.

      The shares of the Emerald Funds and the Capital Class shares of the Nations Funds have substantially similar dividend and distribution policies.

      Additional information concerning the attributes of the shares issued by the Emerald Funds and Nations Treasury Reserves is included in their respective prospectuses, which are incorporated herein by reference.

      Distribution Plans and Shareholder Servicing Arrangements. Because the shares of the Emerald Funds and the Capital Class shares of the Nations Funds are sold directly to institutions, there are no distribution or shareholder servicing plans in place for these classes.

      The types of administrative services provided to the Emerald Funds and Nations Funds by their respective Administrators (and, in the case of the Nations Funds, Co-Administrator) are substantially similar.

      Shareholder Transactions and Services. The Emerald Funds and the corresponding Nations Funds offer generally similar shareholder services and transactions. The Emerald Funds and the Nations Funds' Capital Class Shares have identical minimum investment and subsequent investment requirements. Emerald typically requires that a shareholder maintain a $1,000,000 account balance; if the balance falls below that amount Emerald reserves the right to redeem those shares involuntarily, upon written notification. Nations reserves the right to make such involuntary redemptions if a shareholder's account balance falls below $500. Additionally, while the Nations Funds Capital Class Shares offer an exchange privilege, the Emerald Funds do not. For a detailed comparison of shareholder transactions and services, see Appendix V.

                     INFORMATION RELATING TO VOTING MATTERS

      General Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Trustees of Emerald. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Emerald and Nations also may solicit proxies by telefacsimile. In this connection, Emerald has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; or (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at [insert]. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Emerald a written notice or revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

      Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by NBAI.

      Only shareholders of record at the close of business on March [16], 1998 will be entitled to vote at the Meeting. On that date, the following Emerald Shares were outstanding and entitled to be voted:

Name of Emerald Fund                             Shares Entitled to Vote
--------------------                             -----------------------

Emerald Prime Advantage Institutional Fund

Emerald Treasury Advantage Institutional Fund

      Each whole and fractional share of an Emerald Fund is entitled to a whole or fractional vote.

      If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

      Shareholder and Board Approvals. The Interim Advisory Agreement and the Reorganization Agreement are being submitted for approval at the Meeting by Emerald's shareholders pursuant to the Order and the provisions of Emerald's Agreement and

Declaration of Trust. With respect to each Emerald Fund, approval and ratification of the Interim Advisory Agreement requires the approval of a majority of the outstanding shares of that Emerald Fund voting separately on a portfolio-by-portfolio basis. The Reorganization Agreement must be approved by a majority of the outstanding shares of the Emerald Fund voting separately on a portfolio-by-portfolio basis and the reorganization of Emerald contemplated therein must be approved by a majority of the shares outstanding and entitled to vote, voting in the aggregate, of all of the series of Emerald, including those funds that are not part of this Proxy/Prospectus. A vote for the Reorganization Agreement includes a vote for the reorganization of Emerald; correspondingly, a vote against the Reorganization Agreement includes a vote against the reorganization of Emerald. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Emerald seeking the approval of similar agreements and plans of reorganization and, consequently, also Emerald's reorganization.

      The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Emerald Funds, the failure of one Emerald Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Emerald Fund. It is possible that a majority of the Emerald Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of Emerald series voting in the aggregate does not vote to approve the reorganization of Emerald. In such a case, the Board of Trustees will contemplate what further action is appropriate.

      With respect to the approval of the Interim Advisory Agreement, the term "majority of the outstanding shares" of an Emerald Fund means the lessor of (i) 67% of the shares of the particular Fund present at the Meeting if the holders of more than 50% of the outstanding shares of such Fund are present or (ii) more than 50% of the outstanding shares of the particular Fund. With respect to the approval of the Reorganization Agreement and the reorganization contemplated therein, the term "majority of the outstanding shares" of Emerald or an Emerald Fund means more than 50% of the outstanding shares of Emerald or the particular Emerald Fund, as applicable. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

      The approval of the Interim Advisory Agreement by the Board of Trustees of Emerald is discussed above under "Information Relating to Proposal 1--Approval of the Interim Advisory Agreement--Approval by Emerald's Board of Trustees." The approval of the Reorganization Agreement by the Board of Trustees of Emerald is discussed above under "Information Relating to Proposal 2--Approval of the Proposed Reorganization Agreement--Emerald Board Consideration." The Reorganization Agreement was approved by the Board of Trustees of Nations at a meeting held on January 16, 1998.

      As of March [16], 1998, the officers and Trustees of Emerald as a group owned less than 1% of any of the Emerald Funds. As of March [16], 1998, the officers and

Trustees of Nations as a group owned less than 1% of any of the Nations Funds. Table IV(A) shows the name, address and share ownership of each person known to Emerald to have beneficial or record ownership with respect to 5% or more of a class of an Emerald Fund as of March [16], 1998. Table IV(B) shows the name, address and share ownership of each person known to Nations to have beneficial or record ownership with respect to 5% or more of a class of a Nations Fund as of March [16], 1998.

                                   Table IV(A)

                        Class; Amount of  Percentage  Percentage   Percentage
              Name and    Shares Owned;       of          of        of Fund
Emerald Fund  Address   Type of Ownership    Class       Fund    Post-Closing(s)
------------  --------  ----------------- ----------  ---------- ---------------

                                   Table IV(B)

                        Class; Amount of  Percentage  Percentage   Percentage
              Name and    Shares Owned;       of          of        of Fund
Emerald Fund  Address   Type of Ownership    Class       Fund    Post-Closing(s)
------------  --------  ----------------- ----------  ---------- ---------------

      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

      Nations and Emerald have been advised by NationsBank that the shares of each Emerald Fund over which NationsBank and its affiliates have voting power may be voted: by NationsBank itself in its capacity as fiduciary; by NationsBank pursuant to instructions from underlying beneficial holders; or by one or more independent fiduciaries.

      Quorum and Required Vote. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Interim Advisory Agreement and/or the Reorganization Agreement are not received by one or both of the Emerald Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more

Emerald Funds (but not the other Emerald Funds) on some or all matters before any such adjournment(s) if sufficient votes have been received for approval. A quorum is constituted with respect to Emerald or an Emerald Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of Emerald or the Emerald Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will not be treated as shares that are present at the Meeting and, accordingly, could make it more difficult to obtain the requisite approvals.

      Annual Meeting and Shareholder Meetings. Neither Nations nor Emerald presently intends to hold annual meetings of shareholders for the election of trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Emerald or Nations have the right to call a meeting of shareholders.

                      ADDITIONAL INFORMATION ABOUT NATIONS

      Additional information about Nations Treasury Reserves is included in its prospectus and statement of additional information dated September 1, 1997, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the first page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

      Officers of Nations are elected by, and serve at the pleasure of, the Board of Trustees. Officers of Nations receive no remuneration from Nations for their services in such capacities.

      Information included in this Proxy/Prospectus concerning Nations was provided by Nations.

                      ADDITIONAL INFORMATION ABOUT EMERALD

      Additional information about the Emerald Funds is included in their prospectus and statement of additional information, dated April 1, 1997, as supplemented through the date hereof, which have been filed with the SEC. Copies of this prospectus and the related statement of additional information may be obtained without charge by writing or calling Emerald at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Emerald can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Emerald listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

      Information included in this Proxy/Prospectus concerning Emerald was provided by Emerald.

                              FINANCIAL STATEMENTS

      The unaudited financial statements and financial highlights for Shares of Nations Treasury Reserves for the semi-annual period ended October 31, 1997 are included or incorporated by reference in its prospectus or statement of additional information, or in the statement of additional information related to this Proxy/Prospectus. The audited financial statements and financial highlights for Shares of the Emerald Funds for the fiscal year ended November 30, 1997 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus, or are included herein.

      The annual financial statements and financial highlights of the Nations Funds have been audited by Price Waterhouse, LLP, independent accountants to the extent indicated in their reports therein, also incorporated by reference or included in such prospectuses and statements of additional information, and have been incorporated herein by reference in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

      The audited financial statements and financial highlights of the Nations Treasury Reserves for the year ended April 30, 1997, have been incorporated by reference herein and in the statement of additional information in reliance upon the report of Price Waterhouse LLP, independent accountants, which is also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

      The audited financial statements and financial highlights of the Emerald Funds for the year ended November 30, 1997, have been incorporated by reference herein and in the statement of additional information in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, which is also incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

                                 OTHER BUSINESS

      Emerald's Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to Emerald or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                               *        *        *

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE.

      EMERALD WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS NOVEMBER 30, 1997 ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: EMERALD FUNDS, 3435 STELZER ROAD, COLUMBUS, OHIO 43219-3035 OR BY TELEPHONE AT 1-800-637-3759.

                                   APPENDIX I

                      Interim Investment Advisory Agreement

                      -------------------------------------

                          INVESTMENT ADVISORY AGREEMENT

                      (Equity Fund, Short-Term Fixed Income
                 Fund, U.S. Government Securities Fund, Florida
            Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund
                  Managed Bond Fund, International Equity Fund,
              Equity Value Fund, Prime Advantage Institutional Fund
                   and Treasury Advantage Institutional Fund)

            AGREEMENT made as of January 9, 1998 between EMERALD FUNDS, a Massachusetts business trust (herein called the "Trust"), and BARNETT CAPITAL ADVISORS, INC., a wholly-owned indirect subsidiary of Barnett Banks, Inc. (herein called the "Investment Adviser").

            WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

            WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory and other services to the Trust for certain of the Trust's portfolios, including its Equity Fund, Short-Term Fixed Income Fund, U.S. Government Securities Fund, Florida Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund, Managed Bond Fund, International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund ("the Funds") and the Investment Adviser is willing to so furnish such services;

            NOW, THEREFORE, in consideration of the mutual covenants herein contained, it is agreed between the parties hereto as follows:

            1. Appointment.

                  (a) The Trust hereby appoints the Investment Adviser to act as investment adviser to the Trust's Equity Fund, Short-Term Fixed Income Fund, U.S. Government Securities Fund, Florida Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund, Managed Bond Fund, International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

                  (b) In the event that the Trust establishes one or more portfolios other than the Funds with respect to which it desires to retain the Investment Adviser to act as investment adviser hereunder, it shall notify the Investment Adviser in writing. If the Investment Adviser is willing to render such services under this Agreement it shall notify the Trust in writing whereupon such portfolio shall become a Fund hereunder and shall be subject to the provisions of this Agreement to the same extent as the Funds named above in subparagraph (a) except to the extent that said provisions (including those relating to the compensation payable by the Fund to the Investment Adviser) are modified with respect to such Fund in writing by the Trust and the Investment Adviser at the time.

                  (c) It is understood that the Investment Adviser may from time to time employ or associate with such person or persons as the Investment Adviser may believe to be particularly fitted to assist it in the performance of this Agreement with respect to the International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund; provided, however, that the compensation of such person or persons shall be paid by the Investment Adviser. In addition, notwithstanding any such employment or association, the Investment Adviser shall itself (i) in the case of all such Funds (A) establish and monitor general investment criteria and policies for such Funds, (B) review and analyze on a periodic basis such Funds' portfolio holdings and transactions in order to determine their appropriateness in light of such Funds' shareholder base, and (C) review and analyze on a periodic basis the policies established by any sub-adviser for such Funds with respect to the placement of orders for the purchase and sale of portfolio securities; and (ii) in the case of the International Equity Fund and Equity Value Fund (D) provide for the investment of such Funds' cash balances to the extent not provided for by any sub-adviser, (E) review, monitor, analyze and report to the Board of Trustees on the performance of any sub-adviser, (F) recommend, either in its sole discretion or in conjunction with any sub-adviser, potential changes in investment policy, (G) furnish to the Board of Trustees or any sub-adviser reports, statistics and economic information as may be requested, (H) review investments in such Funds on a periodic basis for compliance with such Funds' investment objectives, policies and restrictions as stated in their Prospectuses; and (I) review jointly with any sub-adviser country and regional investment allocation guidelines for such Funds, as well as investment hedging guidelines, if any. Subject to the foregoing, it is agreed that investment advisory services to the International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund or Treasury Advantage Institutional Fund may be provided by a sub-investment adviser (the "Sub-Adviser") pursuant to a sub-advisory agreement agreeable to the Trust and approved in accordance with the provisions of the 1940 Act (the "Sub-Advisory Agreement").

            2. Delivery of Documents.

                  The Trust has furnished the Investment Adviser with copies properly certified or authenticated of each of the following:

                  (a) The Trust's Agreement and Declaration of Trust, as filed with the State Secretary of the Commonwealth of Massachusetts on March 16, 1988, and any amendments thereto (such Agreement and Declaration of Trust, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration of Trust");

                  (b) The Trust's Code of Regulations and any amendments
            thereto;

                  (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Investment Adviser and approving this Agreement;

                  (d) The Trust's Notification of Registration on Form N-8A
            under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto;

                  (e) The Trust's Registration Statement on Form N-1A under the
            Securities Act of 1933 as amended ("1933 Act") (File No. 33-20658) and under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto; and

                  (f) The most recent prospectuses of the Funds (such
            prospectuses together with the related statement of additional information, as presently filed with the Securities and Exchange Commission and all amendments and supplements thereto, are herein called "Prospectuses").

The Trust will furnish the Investment Adviser from time to time with copies of all amendments of or supplements to the foregoing, if any.

            3. Services.

      Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will be responsible for the management of, and will provide a continuous investment program for, the investment portfolio of each Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Funds. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by each of the Funds. The Investment Adviser will provide the services rendered by it under this Agreement in accordance with each Fund's investment objective, policies and restrictions as stated in the Prospectus for each Fund and resolutions of the Trust's Board of Trustees. Without limiting the generality of the foregoing, the Investment Adviser is hereby specifically authorized to invest and reinvest the assets of a Fund, in its discretion as investment adviser, in (i) variable amount demand notes of corporate borrowers held by the Investment Adviser for the investment of monies held by the Investment Adviser in its capacity as fiduciary, agent and custodian and (ii) securities of other investment companies whether or not the same are advised or managed by the Investment Adviser or another affiliated person of the Trust. The Investment Adviser further agrees that it will:

                  (a) Establish and monitor investment criteria and policies for each Fund;

                  (b) Update each Fund's cash availability throughout the day as required;

                  (c) Maintain historical tax lots for each portfolio security held by the Funds;

                  (d) Transmit trades to the Trust's custodian for proper
            settlement;

                  (e) Maintain all books and records with respect to each Fund's securities transactions;

                  (f) Supply the Trust and its Board of Trustees with reports, statistical data and economic information as requested; and

                  (g) Prepare a quarterly broker security transaction summary and monthly security transaction listing for each Fund.

            4. Other Covenants.

                  The Investment Adviser agrees that it:

                  (a) will comply with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with other applicable law;

                  (b) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  (c) will place orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will use its best efforts to seek on behalf of the Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Investment Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and other accounts over which the Investment Adviser or an affiliate of the Investment Adviser exercises investment discretion. The Investment Adviser is authorized, subject to the prior approval of the Trust's Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Funds which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Investment Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser to the Funds. In addition, the Investment Adviser is authorized to take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Investment Adviser or the Trust's principal underwriter), provided that the Investment Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Investment Adviser, the Trust's principal underwriter, or any affiliated person of either the Trust, the Investment Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission; and

                  (d) will maintain a policy and practice of conducting its investment advisory services hereunder independently of the commercial banking operations of its affiliates. When the Investment Adviser makes investment recommendations for a Fund, its investment advisory personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund's account are customers of the commercial department of any of the Investment Adviser's affiliates. In dealing with commercial customers, the Investment Adviser's affiliates will not inquire or take into consideration whether securities of those customers are held by the Funds.

            5. Services Not Exclusive.

                  The services furnished by the Investment Adviser hereunder are deemed not to be exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Investment Adviser to be suitable for two or more accounts managed by the Investment Adviser, the available securities or investments may be allocated in a manner believed by the Investment Adviser to be equitable to each account. It is recognized that in some cases this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.

            6. Books and Records.

                  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for each Fund are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

            7. Expenses.

                  During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased or sold for the Funds. In addition, if in any fiscal year the aggregate expenses of the Equity Fund, U.S. Government Securities Fund or Florida Tax-Exempt Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitations of any such state, the Trust may deduct from the fees to be paid hereunder, or the Investment Adviser will bear, to the extent required by state law, that portion of the excess which bears the same relation to the total of such excess as the Investment Adviser's fee hereunder with respect to such Fund bears to the total fee otherwise payable for the fiscal year by the Trust pursuant to this Agreement and the administration agreement between the Trust and its administrator with respect to such Fund. With respect to the other Funds, if in any fiscal year the aggregate expenses of any Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitation of any such state, the Trust may deduct from the fees to be paid hereunder, or the Investment Adviser will bear, to the extent required by state law, that portion of the excess which bears the same relation to the total of such excess as the Investment Adviser's fees hereunder with respect to the Fund bears to the total fees otherwise payable with respect to such Fund for the fiscal year by the Trust hereunder and under the administration agreement between the Trust and its administrator. The Investment Adviser's obligation is not limited to the amount of its fees hereunder. Such deduction or payment, if any, will be estimated and accrued daily and paid on a monthly basis.

            8. Compensation.

                  For the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser, and the Investment Adviser will accept as full compensation therefor from the Trust, a fee, computed daily and payable monthly, at the following annual rates of the average daily net assets of each respective Fund as follows: Equity Fund -- 0.60%; Short-Term Fixed Income Fund -- 0.40%; U.S. Government Securities Fund -- 0.40%; Florida Tax-Exempt Fund -- 0.40%; Small Capitalization Fund -- 1.00%; Balanced Fund -- 0.60%; Managed Bond Fund -- 0.40%; International Equity Fund - 1.00%; Equity Value Fund - 0.60%; Prime Advantage Institutional Fund - 0.10%; and Treasury Advantage Institutional Fund - 0.10%. Such respective fee as is attributable to each Fund shall be a separate charge to such Fund and shall be the several (and not joint or joint and several) obligation of each such Fund. The fees payable by a Fund under this Section 8 for the period beginning on the date of this Agreement and ending on the date the shareholders of the Fund approve this Agreement shall be maintained in an interest-bearing escrow account until such time as such Fund's shareholders approve the payment to the Investment Adviser. If a Fund's shareholders do not approve the payment to the Investment Adviser of such fees for such period, the balance in the escrow account shall be paid to the Fund.

            9. Limitation of Liability.

                  The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

            10. Duration and Termination.

                  This Agreement shall become effective as of the date hereof with respect to the Funds listed in Section 1(a) hereof, and with respect to any additional Fund, on the date of receipt by the Trust of notice from the Investment Adviser in accordance with Section 1(b) hereof that the Investment Adviser is willing to serve as investment adviser with respect to such Fund, provided that this Agreement (as supplemented by the terms specified in any notice and agreement pursuant to Section 1(b) hereof) shall have been approved by the shareholders of such additional Fund in accordance with the requirements of the 1940 Act. Unless sooner terminated as provided herein, this Agreement shall continue in effect until May 9, 1998 and, if approved by the shareholders of a Fund on or before such date, shall continue in effect as to that Fund for an additional period ending on November 30, 1998. Thereafter, if not terminated, this Agreement shall automatically continue in effect as to a particular Fund for successive annual periods ending on November 30, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund. Notwithstanding the foregoing, this Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund), or by the Investment Adviser, on sixty days' written notice. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

            11. Amendment of This Agreement.

                  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective as to a particular Fund (in the case of the International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, only to the extent required by the 1940 Act) until approved by vote of a majority of the outstanding voting securities of such Fund.

            12. Miscellaneous.

                  The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law.

            13. Names.

                  The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust Property, and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

            IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                                           EMERALD FUNDS
Attest:                           (a Massachusetts business trust)


/s/ Jeffrey A. Dalke              By /s/ John G. Grimsley
--------------------                 -----------------------------
[Seal]

                                  BARNETT CAPITAL ADVISORS, INC.
Attest:


                                  By /s/ Jack A. Ablin
-------------------------            -------------------------------
[Seal]

                                   APPENDIX II

                      Agreement and Plan of Reorganization

                      ------------------------------------

                      AGREEMENT AND PLAN OF REORGANIZATION

            THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this _____ day of February, 1998, by and between Nations Institutional Reserves ("Nations Fund"), a Massachusetts business trust, for itself and on behalf of Nations Money Market Reserves (Shell) and Nations Treasury Reserves (each an "Acquiring Fund" and collectively the "Acquiring Funds"), both portfolios of Nations Fund, and Emerald Funds ("Emerald Funds"), a Massachusetts business trust, for itself and on behalf of the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund (each an "Acquired Fund" and collectively the "Acquired Funds"), both portfolios of Emerald Funds.

            In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund ("Liabilities"), and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. The parties intend that the following Acquiring Fund -- Nations Money Market Reserves -- shall have nominal assets and liabilities before the Reorganization(s), as defined in this Agreement, and shall continue the investment operations of the following corresponding Acquired Fund -- Emerald Prime Advantage Institutional Fund -- thereafter, and that in this regard certain actions should be taken as described in this Agreement. This Agreement is intended to be and is adopted as a reorganization for each Acquired Fund within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

            In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUNDS

      1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2.a (the "Fund Assets") to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets of the corresponding Acquired Fund, net of the Acquired Fund's Liabilities that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities. Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

     1.2.a. With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

     1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other assets and Liabilities of which it is aware, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to each Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule which the

            Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

      1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities of the corresponding Acquired Funds, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities shall include any obligation of the Emerald Funds to indemnify Emerald Funds Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the Emerald Funds Agreement and Declaration of Trust, as in effect as of the date of this Agreement ("Liabilities"). The Liabilities assumed by Nations Fund on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

      1.4. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Emerald Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring

            Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of beneficial interest of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

      1.5. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

      1.6. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, Emerald Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Emerald Funds shall remain the exclusive responsibility of Emerald Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9.

      1.7. The failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Fund and Emerald Funds, respectively, which are involved in a Reorganization as of a Closing Date.

2. VALUATION

     2.1.a. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Emerald Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations Fund and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, except as provided in sub-paragraph 2.1.b., each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Emerald Funds, provided that such determination shall be subject to the approval of Nations Fund. Emerald Funds and Nations Fund agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Emerald Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

     2.1.b. It is understood and agreed that the net asset value of the Fund
            Assets of the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Emerald Funds; provided that if the difference between the per share net asset values of the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, and the corresponding Acquiring Funds equals or exceeds $.0025 on the Applicable Valuation Date, as computed by using market values in accordance with the policies and procedures established by Nations Fund (or as otherwise mutually determined by the Boards of Trustees of Emerald Funds and Nations Fund), either party shall have the right to postpone the Applicable Valuation Date and Closing Date with respect to the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund until such time as the per share difference is less than $.0025.

      2.2. The net asset value of the share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.

3. CLOSING(S) AND CLOSING DATE

      3.1. The Closing(s) for the Reorganization(s) shall occur on May 15, 1998, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"). The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

      3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Sub-Custodian, pursuant to instruction to be delivered prior to the Closing(s).

      3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
            (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Fund and Emerald Funds, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

      3.4. With respect to each Acquired Fund, Emerald Funds shall provide Nations Fund and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Emerald Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

      3.5. Within thirty (30) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Emerald Funds.

4. COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

      4.1. Emerald Funds, with respect to the Acquired Funds, has called or will call a meeting of Emerald Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the

            Acquiring Fund Shares contemplated hereby, and for Emerald Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. Nations Fund and Emerald Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Nations Fund has furnished or will furnish Emerald Funds with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

      4.2. Emerald Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

      4.3. Emerald Funds, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

      4.4. Subject to the provisions hereof, Nations Fund, on its own behalf and on behalf of each Acquiring Fund, and Emerald Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

      4.5. Emerald Funds, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a final statement of the total amount of each Acquired Fund's assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Emerald Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Emerald Funds, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Nations Fund, on behalf of each Acquiring Fund, a statement certified by an officer of Emerald Funds of such Acquired Fund's federal income tax attributes and the tax bases in its assets that will be carried over to the corresponding Acquiring Fund in the reorganization pursuant to Section 381 of the Code.

      4.6. Nations Funds has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 33-33144; 811-6030), as promptly as practicable so that all Acquiring Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and applicable state securities laws. In addition, Nations Fund, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Emerald Funds and the prospectuses of the Acquiring Funds of Nations Fund relating to the transactions contemplated by this Agreement (the "Registration Statement"). Emerald Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

      4.7. As soon after the Closing Date as is reasonably practicable, Emerald Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

      4.8. With respect to each Acquiring Fund, Nations Fund agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

      4.9. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Emerald Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of such Acquired Funds of Emerald Funds in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.

5. REPRESENTATIONS AND WARRANTIES

      5.1. Nations Fund, on behalf of itself and each Acquiring Fund, represents and warrants to the Emerald Funds as follows:

           5.1.a. Nations Fund was duly created pursuant to its Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the Trustees to manage the affairs of Nations Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Fund business as currently conducted by Nations Fund and as described in the current prospectuses of Nations Fund; Nations Fund is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

           5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Fund for itself and on behalf of each Acquiring Fund does not and will not (i) violate Nations Fund's Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Fund is a party or by which its properties or assets are bound;

           5.1.d. Except as previously disclosed in writing to the Emerald
                  Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Fund's knowledge, threatened against Nations Fund or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Nations Fund or an Acquiring Fund's financial condition or the conduct of their business, and Nations Fund knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

           5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Fund and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares;

           5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Fund and the Trustees, and this Agreement constitutes a valid and binding obligation of Nations Fund and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

           5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and no shareholder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

           5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Fund with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

           5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by Nations Fund, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Nations Fund, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

           5.1.j. The Statement of Assets and Liabilities, Statement of
                  Operations and Statement of Changes in Net Assets of Nations Treasury Reserves as of and for the year ended April 30, 1997, audited by Price Waterhouse LLP, and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of Nations Treasury Reserves as of and for the six-month period ended October 31, 1997 (copies of which have been or will be furnished to the corresponding Acquired Fund), present fairly, in all material respects, the financial position of Nations Treasury Reserves as of such date and the results of its operations and the changes in its Net Assets for the period then ended in accordance with generally accepted accounting principles consistently applied and as of such date there were no Liabilities of Nations Treasury Reserves known to Nations Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

           5.1.k. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (k), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

           5.1.l. All federal and other tax returns and reports of Nations Fund and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Fund on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Nations Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

           5.1.m. At the Closing Date, the Acquiring Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets; and

           5.1.n. Each Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

      5.2. Emerald Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Fund as follows:

           5.2.a. Emerald Funds was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust provides that the affairs of Emerald Funds shall be managed by the Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering Emerald Funds business as currently conducted by Emerald Funds and as described in the current prospectuses of Emerald Funds; Emerald Funds is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

           5.2.b. All of the issued and outstanding shares representing units of beneficial interest of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

           5.2.c. The Acquired Funds are not in violation of, and the execution, delivery and performance of this Agreement by Emerald Funds for itself and on behalf of each Acquired Fund does not and will not (i) violate Emerald Funds' Agreement and Declaration of Trust or Code of Regulations, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Emerald Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

           5.2.d. Except as previously disclosed in writing to Nations Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Emerald Funds' knowledge, threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect such Acquired Fund's financial condition or the conduct of its business, and Emerald Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

           5.2.e. The Statement of Assets and Liabilities, Statement of
                  Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended November 30, 1997, audited by KPMG Peat Marwick LLP (copies of which have been or will be furnished to the corresponding Acquiring Fund) fairly present, in all material respects, the financial condition of each Acquired Fund as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Emerald Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

           5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

           5.2.g. All federal and other tax returns and reports of Emerald
                  Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Emerald Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Emerald Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

           5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

           5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Emerald Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

           5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

           5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Emerald Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Emerald Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

           5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Emerald Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Emerald Funds or the Acquired Funds, used in connection with the preparation of the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Emerald Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

           5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by Emerald Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Emerald Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

            The obligations of Emerald Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Fund, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring Fund:

      6.1. All representations and warranties of Nations Fund with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

      6.2. Nations Fund, on behalf of each Acquiring Fund, shall have delivered to Emerald Funds at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Nations Fund's President, Secretary, Assistant Secretary, or other authorized officer, in a form reasonably satisfactory to Emerald Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Fund with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

      6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Fund (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

           6.3.a. Nations Fund is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

           6.3.b. each Acquiring Fund is a portfolio of Nations Fund, which is a company duly created pursuant to its Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Declaration of Trust directs the Trustees to manage the affairs of Nations Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Fund's business as described in the current prospectuses of Nations Fund;

           6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Fund and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Fund enforceable against Nations Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

           6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds
                  Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

           6.3.e. the N-1A Post-Effective Amendment and the Registration
                  Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

           6.3.f. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Fund of the Reorganization with respect to each Acquiring Fund;

           6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Fund, and each Acquiring Fund, do not violate or result in a violation of the Nations Fund Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Fund is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Fund is now bound or to which it is now a party;

           6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Fund or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Fund or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

           6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Fund or an Acquiring Fund or any of their properties or assets and neither Nations Fund nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

      6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

      6.5. With respect to each Acquiring Fund, the Board of Trustees of Nations Fund, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

      6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Fund shall provide, or cause to be provided, liability coverage at least comparable to the liability coverage currently applicable to the Trustees and officers of Emerald Funds, covering the actions of the current Trustees and officers of Emerald Funds for the period they served as such.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

            The obligations of Nations Fund to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Emerald Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of Emerald Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

      7.2. Emerald Funds, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Emerald Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Emerald Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

      7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to Emerald Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

           7.3.a. Emerald Funds is a duly registered, open-end investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

           7.3.b. each Acquired Fund is a portfolio of Emerald Funds, Emerald
                  Funds is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust provides that the affairs of Emerald Funds shall be managed by the Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering Emerald Funds' business as described in the current prospectuses of Emerald Funds;

           7.3.c. this Agreement has been duly authorized, executed and delivered by Emerald Funds, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of Emerald Funds, enforceable against Emerald Funds in accordance with its terms, subject to the affect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

           7.3.d. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization by Emerald Funds with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

           7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Emerald Funds, and each Acquired Fund, do not violate or result in a violation of the Emerald Funds' Agreement and Declaration of Trust or Code of Regulations, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Emerald Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Emerald Funds is now bound or to which it is now a party;

           7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Emerald Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Emerald Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

           7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Emerald Funds or an Acquired Fund or any of their properties or assets and neither Emerald Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

      7.4. Nations Fund, on behalf of each Acquiring Fund, shall have received from KPMG Peat Marwick LLP a letter addressed to Nations Fund, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Fund, to the effect that:

           7.4.a. they are independent accountants with respect to Emerald
                  Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

           7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

           7.4.c. on the basis of limited procedures agreed upon by Nations
                  Fund, on behalf of the Acquiring Funds and Emerald Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Funds appearing in the Registration Statement that is expressed in dollars or percentages of dollars (with the exception of performance comparisons) has been obtained from the accounting records of the Acquired Funds or from schedules prepared by officers of Emerald Funds having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

      7.5. Emerald Funds shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the period ended November 30, 1997, audited by KPMG Peat Marwick LLP.

      7.6. With respect to each Acquired Fund, the Board of Trustees of Emerald Funds, including a majority of "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing investors in each Acquired Fund would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

            The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired
Fund:

      8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest in each Acquired Fund in accordance with the provisions of Emerald Funds' Agreement and Declaration of Trust and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund.

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

      8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Nations Fund, on behalf of the Acquiring Funds or by Emerald Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

      8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund that has conducted material investment operations prior to the Closing Date shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

      8.6. Nations Fund, on behalf of each Acquiring Fund, and Emerald Funds, on behalf of each Acquired Fund, shall have received from Price Waterhouse LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Fund and to Emerald Funds, to the effect that on the basis of limited procedures agreed upon by Nations Fund, on behalf of the Acquiring Funds and Emerald Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards): (a) nothing came to their attention that caused them to believe that the unaudited pro forma financial statements included in the Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts, (b) the data used in the calculation of the current and pro forma expense ratios of the Acquiring Funds appearing in the Registration Statement agree with underlying records of the Acquiring Funds or to written estimates provided by officers of Nations Fund having responsibility for financial and reporting matters and were found to be mathematically correct, and (c) the calculation of the net value of the Acquired Fund Assets and the net asset value of the Acquiring Fund shares, in each case as of the Applicable Valuation Date, were determined in accordance with the pricing policies and procedures of the Acquiring Funds as described in their then current prospectuses and statements of additional information.

      8.7. Nations Fund and Emerald Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Fund and Emerald Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

           8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

           8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

           8.7.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

           8.7.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

           8.7.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

           8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

           8.7.g. no gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

           8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

            8.7.i the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

            8.7.j each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

      8.8. Nations Fund and Emerald Funds shall have received (a) a memorandum addressed to Nations Fund and the Emerald Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Fund pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws, and (b) assurance reasonably satisfactory to each of them that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

      8.9.  The SEC shall not have issued any unfavorable advisory report under
            Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Fund and Emerald Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.

9. BROKERAGE FEES AND EXPENSES

      9.1. Nations Fund, for itself and on behalf of the Acquiring Funds and Emerald Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. NationsBanc Advisors, Inc. and/or its affiliates shall bear the customary expenses associated with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11. TERMINATION

      11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

          11.1.a. by the mutual written consent of Nations Fund and Emerald
                  Funds;

          11.1.b. by either Nations Fund or Emerald Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1998, or such other date as may be agreed to by the parties; or

          11.1.c. by either of Nations Fund or the Emerald Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date,
                  (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2. Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Fund and Emerald Funds, as the case may be, and there shall be no liability for damages on the part of Nations Fund or Emerald Funds or the Trustees or officers of Nations Fund or Emerald Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve either party of its respective obligations pursuant to
            Section 9.2 hereof.

12. AMENDMENTS

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Fund, acting on behalf of each Acquiring Fund and the authorized officers of Emerald Funds, acting on behalf of the shareholders of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund obtaining the Emerald Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

            At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Emerald Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Trustees of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).

13. NOTICES

            Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

                  For Nations Fund, on behalf of itself and each Acquiring Fund:

                  Richard H. Blank, Jr.
                  Secretary
                  c/o Stephens Inc.
                  111 Center Street
                  Little Rock, Arkansas  72201

                  With copies to:

                  Robert M. Kurucza and
                  Marco E. Adelfio
                  Morrison & Foerster LLP
                  2000 Pennsylvania Avenue, N.W., Suite 5500
                  Washington, D.C.  20006

                  For Emerald Funds, on behalf of itself and each Acquired Fund:

                  Marshall M. Criser
                  McGuire, Woods, Battle & Boothe LLP
                  3300 Barnett Center
                  50 N. Laura Street, Suite 3400
                  Jacksonville, FL  32203

                  with copies to:

                  Jeffrey A. Dalke
                  Drinker Biddle & Reath LLP
                  1345 Chestnut Street
                  Philadelphia, PA  19107-3496

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of Nations Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Nations Fund personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Fund, as provided in its Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Fund as provided in its Declaration of Trust.

      14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

      14.7. The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the Office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the trust property, and all persons dealing with any class of shares of the Trust must look solely to the trust property belonging to such class for the enforcement of any claims against the Trust.

      14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.

                                        NATIONS INSTITUTIONAL RESERVES, for
ATTEST:                                 itself and on behalf of each
                                        Acquiring Fund


                                        By:
------------------------------              -----------------------------
Richard H. Blank, Jr.                       A. Max Walker
Secretary                                   President and Chairman of the
                                            Board of Trustees


                                        EMERALD FUNDS, for itself and on
ATTEST:                                 behalf of each Acquired Fund


                                        By:
------------------------------              -----------------------------

                                   SCHEDULE A

Acquired Fund                              Acquiring Fund
-------------                              --------------

Emerald Prime Advantage Institutional      Nations Money Market Reserves (Shell)
     Fund Institutional Shares                            Capital Class


Emerald Treasury Advantage Institutional   Nations Treasury Reserves
     Fund Institutional Shares                            Capital Class

                                  APPENDIX III

                       Expense Summaries of Emerald Funds
                       and the Corresponding Nations Funds

                   ------------------------------------------

      The following tables (a) compare the fees and expenses as of November 30, 1997 for the respective Emerald Funds and their corresponding Nations Funds and
(b) show the estimated fees and expenses for the corresponding Nations Funds on a pro forma basis after giving effect to the reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.


                                     III-1

                   EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND

              NATIONS MONEY MARKET RESERVES - CAPITAL CLASS SHARES

                                                           Emerald Prime
                                                             Advantage
                                                           Institutional   Nations Money   Combined Fund
                                                               Fund       Market Reserves    Pro forma
                                                           -------------  ---------------  -------------
Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price) ...............      None            None             None
     Maximum Sales Load Imposed on
      Reinvested Dividends...............................      None            None             None
     Deferred Sales Load ................................      None            None             None
     Redemption Fees ....................................      None            None             None
     Exchange Fee .......................................      None            None             None

Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers) ....................      0.10%           0.10%            0.10%
     Other Expenses (after expense reimbursements).......      0.10%           0.10%            0.10%
                                                               ----            ----             ----
Total Fund Operating Expenses:
     (after waivers and/or reimbursements)...............      0.20%           0.20%            0.20%
                                                               ====            ====             ====

----------

      Absent expense reimbursements, "Other Expenses" and "Total Operating Expenses" for the Emerald Prime Advantage Institutional Fund would have been:
0.18% and 0.28%, respectively. Absent fee waivers and expense reimbursements, "Management Fees", "Other Expenses" and "Total Operating Expenses" for Nations Money Market Reserves and the Combined Fund would have been 0.30% , 0.17% and 0.47%, respectively.

Example:*

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                  Emerald Prime
                                    Advantage
                                  Institutional   Nations Money    Combined Fund
                                      Fund       Market Reserves**   Pro forma
                                  -------------  ---------------   -------------
1 year ..........................    $   2           $  2               $ 2
3 years .........................        6              6                 6
5 years .........................       11             11                11
10 years ........................       26             26                26

----------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

** Nations Money Market Reserves is a new investment portfolio with individual assets and liabilities that will commence investment operations upon the completion of the Reorganization.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.


                                     III-2

                  EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND

                NATIONS TREASURY RESERVES - CAPITAL CLASS SHARES

                                                             Emerald
                                                             Treasury
                                                             Advantage
                                                           Institutional  Nations Treasury  Combined Fund
                                                               Fund           Reserves        Pro forma
                                                           -------------  ----------------  -------------
Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price) ...............      None             None             None
     Maximum Sales Load Imposed on
      Reinvested Dividends...............................      None             None             None
     Deferred Sales Load ................................      None             None             None
     Redemption Fees ....................................      None             None             None
     Exchange Fee .......................................      None             None             None

Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers) ....................      0.10%            0.13%            0.13%
     Other Expenses (after expense reimbursements and
      interest expense)..................................      0.10%            0.07%            0.07%
                                                               ----             ----             ----
Total Fund Operating Expenses:
     (after waivers and/or reimbursements)...............      0.20%            0.20%            0.20%
                                                               ====             ====             ====

----------

      Absent expense reimbursements and interest expense, "Other Expenses" and "Total Operating Expenses" for Emerald Treasury Advantage Institutional Fund would have been: 0.12% and 0.32%, respectively. Absent fee waivers and expense reimbursements, "Management Fees," "Other Expenses" and "Total Operating Expenses" for Nations Treasury Reserves and the Combined Fund would have been 0.30%, 0.17% and 0.47%, respectively.

Example:*

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                    Emerald
                                    Treasury
                                    Advantage
                                  Institutional  Nations Treasury  Combined Fund
                                      Fund           Reserves        Pro forma
                                  -------------  ----------------  -------------
1 year ..........................    $   2             $  2             $ 2
3 years .........................        6                6               6
5 years .........................       11               11              11
10 years ........................       26               26              26

----------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-3

                                   APPENDIX IV

           Investment Objectives, Limitations and Certain Significant
              Investment Policies of the Emerald Treasury Advantage
                Institutional Fund and Nations Treasury Reserves

      This Appendix sets forth the investment objectives, fundamental and certain non-fundamental limitations and significant investment policies of the Emerald Treasury Advantage Institutional Fund and Nations Treasury Reserves. The following is qualified in its entirety by the more detailed information included in the prospectus(es) and statements of additional information for each Fund which are incorporated by reference into this Proxy/Prospectus.

      I. EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND/NATIONS TREASURY RESERVES

      A. Investment Objectives.

      1. Emerald Treasury Advantage Institutional Fund: to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

      2. Nations Treasury Reserves: to preserve principal value and maintain a high degree of liquidity while providing current income.

      Comment: Each of these Funds is a money market fund and seeks to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so. Both Funds invest in obligations that the U.S. Treasury has issued or to which the U.S. Government has pledged its full faith and credit to guarantee the payment of principal and interest.

      Both Funds, under normal market conditions, will invest 65% or more of their respective total assets in U.S. Treasury obligations and repurchase agreements for which such obligations serve as collateral. The Funds also may invest up to 35% of total assets in obligations to which the U.S. Government has pledged its full faith and credit to guarantee the payment of principal and interest. Each Fund may also enter into reverse repurchase agreements, lend its portfolio securities and invest in shares of other investment companies.

      Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, may invest in instruments with remaining maturities not exceeding 397 days, and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Both Funds limit their investments to "First Tier Securities" as defined by Rule 2a-7.

                                   APPENDIX V

       Shareholder Transactions and Services of the Nations Funds and the
                          Corresponding Emerald Funds

                 -----------------------------------------------

      This Appendix compares the shareholder transactions and services of the Emerald Funds and the corresponding Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Emerald Funds and Nations Funds which are incorporated by reference into this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will continue to honor any standing instructions regarding the corresponding Emerald Fund classes, under arrangements such as dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class.


I. Emerald Funds - (Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund).

        Corresponding Nations Funds - Capital Class Shares (Nations Money Market Reserves and Nations Treasury Reserves.

      A. Sales Charges and Exemptions

      There is no sales charge on either the shares of the Emerald Funds or the Capital Class Shares of the Nations Funds.

      B. Purchase Policies

                                  Nations Funds                 Emerald Funds
                                  -------------                 -------------
Minimum initial investment        $1,000,000                    $1,000,000

Minimum subsequent investment     None                          None

Purchase methods                  Through Servicing Agents and  Through BISYS Fund
                                  Selling Agents; by mail; by   Services, Inc. --
                                  wire; by telephone.           the Funds Distributor;
                                                                by telephone.

      C. Redemption Procedures

                                  Nations Funds*                Emerald Funds*
                                  -------------                 -------------
Through an authorized selling or  Yes                           Yes
servicing agent or the Funds'
Distributor

By mail                           Yes                           N/A

By telephone                      Yes                           Yes

By wire                           Yes                           N/A

* A shareholder's dividends, capital gains distributions, or both, are automatically reinvested in additional Shares of a Fund, unless the shareholder has requested payment in cash.

      The Nations Funds may redeem Capital Shares if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 30 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations also may redeem shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      The Emerald Funds may redeem shares involuntarily if the balance of an account decreases to a value below $1,000,000 due to shareholder redemptions, and the shareholder does not increase such balance to $1,000,000 upon 60 days' written notice. Institutions may require their customers to maintain a minimum balance in their customer accounts and a customer may be required to redeem fund shares in order to maintain the minimum balance reported in such account.

      D. Additional Shareholder Services

      None.

      E. Share Exchanges

      Capital Shares of a Nations Fund may be exchanged for Capital Shares of another Nations Fund. Exchanges are subject to the minimum investment requirements imposed.

VI. Dividends and Distributions

      Each Nations Fund and Emerald Fund declares dividends daily and distributes them monthly. Any net capital gains are distributed to shareholders at least annually.

                       Statement of Additional Information
                              Dated March 30, 1998

                                  Emerald Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 637-3759

                         Nations Institutional Reserves
                              One NationsBank Plaza
                               Charlotte, NC 28255
                                 (800) 626-2275

         (May 4, 1998 Special Meeting of Shareholders of Emerald Funds)

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Emerald to be held on May 4, 1998. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Emerald or Nations at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

 Incorporation of Documents by Reference in Statement of Additional Information

      Further information about the Capital Class Shares of Nations Treasury Reserves is contained in and incorporated herein by reference to the statement of additional information for Capital Class Shares of Nations Treasury Reserves, dated September 1, 1997.

      The audited financial statements and related Report of Independent Accountants for Nations Treasury Reserves contained in the Annual Report for Nations Treasury Reserves for the year ended April 30, 1997 are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

      The unaudited financial statements for Nations Treasury Reserves contained in the Semi-Annual Report for Nations Treasury Reserves for the six-month period ended October 31, 1997 are hereby incorporated herein by reference. No other part of the Semi-Annual Report are incorporated herein by reference.

      Further information about the shares of the Emerald Treasury Advantage Institutional Fund and the Emerald Prime Advantage Institutional Fund is contained in and incorporated herein by reference to the statement of additional information for the Emerald Treasury Advantage Institutional Fund and the Emerald Prime Advantage Institutional Fund, dated April 1, 1997.

      The audited financial statements and related Report of Independent Auditors for Emerald Treasury Advantage Institutional Fund and the Emerald Prime Advantage Institutional Fund contained in the Annual Report for Emerald Treasury Advantage Institutional Fund and the Emerald Prime Advantage Institutional Fund for the year ended November 30, 1997 are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

                                Table of Contents

General Information............................................................4
Introductory Note to Pro Forma Financial Information...........................5

                               General Information

      The Reorganization contemplates the transfer of all of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of each Emerald Fund to a corresponding Nations Fund in exchange for Capital Class shares of the corresponding Nations Fund.

      The Shares issued by Nations will have an aggregate value equal to the aggregate value of the shares of the respective Emerald Funds that were outstanding immediately before the Closing.

      After the transfer of their Fund Assets and Liabilities in exchange for Shares of the Nations Funds, the Emerald Funds will distribute the Shares of the Nations Funds to their shareholders in liquidation of the Emerald Funds. Each shareholder owning shares of a particular Emerald Fund at the Closing will receive Shares of the corresponding Nations Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Emerald Funds. Nations will establish an account for each former shareholder of the Emerald Funds reflecting the appropriate number of Nations Fund Shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Emerald for each shareholder. Upon completion of the reorganization with respect to all Emerald funds, all outstanding shares of the Emerald Funds will be redeemed and cancelled in exchange for Shares of the Nations Funds distributed, and Emerald will wind up its affairs and be deregistered as an investment company under the 1940 Act.

              Introductory Note to Pro Forma Financial Information

      The following unaudited pro forma information gives effect to the proposed transfer of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of the Emerald Funds to the Nations Funds, accounted for as if such transfer had occurred as of November 30, 1997 and as if the Nations Funds had operated for the year then ended. However, it is possible that one of the Emerald Funds will not approve the merger, in which case the resulting fund or funds will be comprised of only that Emerald Fund that approves the merger. In addition, each pro forma combining statement has been prepared based upon the structure of the proposed fee and expense structure of the applicable surviving Nations Fund.

      The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Emerald Funds and Nations Treasury Reserves included or incorporated herein by reference into this Statement of Additional Information. Each combination of the above Emerald Funds and Nations Funds will be accounted for as a tax-free reorganization. For more information concerning this aspect of the Reorganization, see "Information Relating to Proposal 2-Approval of the Reorganization Agreement-Federal Income Tax Considerations" in the Proxy/Prospectus.

Nations Money Market Reserves /Emerald Prime Advantage Institutional Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)


         Principal Amount                             DESCRIPTION                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Nations      Emerald                                                                              Nations    Emerald
 Money    Prime Advantage Pro Forma                                                                Money  Prime Advantage Pro Forma
 Market   Institutional   Combining                                                                Market  Institutional  Combining
Reserves       Fund      Portfolios                                                               Reserves     Fund       Portfolios
------------------------------------------------------------------------------------------------------------------------------------
BANK NOTES - 8.5%
                                 Domestic - 8.5%
   $0     $5,000,000  $5,000,000 1st USA Bank, Variable Rate Bank Note, 5.74% 12/17/97*                $0   $5,001,908  $5,001,908
    0      5,000,000   5,000,000 Compass Bank Floating Rate Bank Note, 5.64% 12/01/97*                  0    4,998,335   4,998,335
    0      5,000,000   5,000,000 PNC Bank NA., Floating Rate Bank Note, 5.60% 12/01/97*                 0    4,997,447   4,997,447
                                                                                                    --------------------------------
                                 TOTAL BANK NOTES                                                       0   14,997,690  14,997,690
                                                                                                    ================================
CERTIFICATES OF DEPOSIT - 24.7%
                                 Domestic - 13.5%
    0      5,000,000   5,000,000 Amex Centurian Bank, 5.54% 12/01/97                                    0    5,000,000   5,000,000
    0      5,000,000   5,000,000 CS First Boston, 5.89% 12/02/97*                                       0    5,000,000   5,000,000
    0      4,000,000   4,000,000 Regions Bank CD, 5.60% 12/17/97                                        0    3,999,998   3,999,998
    0      5,000,000   5,000,000 South Trust Bank, 5.65% 12/01/97*                                      0    4,999,625   4,999,625
    0      5,000,000   5,000,000 Union Bank of California, 5.57% 12/18/97                               0    5,000,000   5,000,000
                                                                                                    --------------------------------
                                                                                                        0   23,999,623  23,999,623
                                                                                                    --------------------------------

                                 Yankee - 11.2%
    0      5,000,000   5,000,000 Abbey National Treasury PLC, New York Branch, 5.65% 12/01/97*          0    4,999,105   4,999,105
    0      5,000,000   5,000,000 Bayerishce Hypo-Bank, New York Branch, 5.60% 12/18/97                  0    5,000,000   5,000,000
    0      5,000,000   5,000,000 Canadian Imperial Bank, New York Branch, 5.58% 12/31/97                0    5,000,123   5,000,123
    0      5,000,000   5,000,000 Deutsche Bank AG, New York Branch, 5.57% 12/31/97                      0    4,999,999   4,999,999
                                                                                                    --------------------------------
                                                                                                        0   19,999,227  19,999,227
                                                                                                    --------------------------------
                                 TOTAL CERTIFICATES OF DEPOSIT                                          0   43,998,850  43,998,850
                                                                                                    ================================
COMMERCIAL PAPER - 30.6%
                                 Domestic - 27.8%
    0      5,000,000   5,000,000 Alpine Securitization Corporation, 5.58% 12/04/97 (b)                  0    4,997,675   4,997,675
    0      5,000,000   5,000,000 Chrysler Financial Corporation, 5.60% 12/23/97                         0    4,982,889   4,982,889
    0      5,000,000   5,000,000 Countrywide Funding Corporation, 5.58% 12/04/97                        0    4,997,675   4,997,675
    0      5,000,000   5,000,000 Dakota Finance, 5.53% 12/16/97(b)                                      0    4,988,479   4,988,479
    0      5,000,000   5,000,000 Deer Park Refining LP, 5.65% 12/09/97(b)                               0    5,000,000   5,000,000
    0      5,000,000   5,000,000 Dynamic Funding Corporation, 5.83% 12/22/97 (b)                        0    4,982,996   4,982,996
    0      5,590,000   5,590,000 Hasbro, Inc., 5.52% 12/10/97                                           0    5,582,287   5,582,287
    0      4,000,000   4,000,000 Hitachi America, Inc., 5.53% 12/22/97                                  0    3,987,097   3,987,097
    0      5,000,000   5,000,000 Internationale Nederlanden (U.S.) Funding Corporation, 5.56% 12/4/97   0    4,997,683   4,997,683
    0      5,000,000   5,000,000 Sanwa Business Credit, Inc., 5.72% 12/23/97                            0    4,982,522   4,982,522
                                                                                                    --------------------------------
                                                                                                        0   49,499,303  49,499,303
                                                                                                    --------------------------------
                                 Foreign - 2.8%
    0      5,000,000   5,000,000 Pearson, Inc., 5.57% 12/9/97                                           0    4,993,811   4,993,811
                                                                                                    --------------------------------
                                 TOTAL COMMERCIAL PAPER                                                 0   54,493,114  54,493,114
                                                                                                    ================================

CORPORATE OBLIGATIONS - 11.4%
    0      5,000,000   5,000,000 Dean Witter Discover, Variable Rate Medium Term Note, 5.56% 12/17/97*  0    5,001,118   5,001,118
    0      5,000,000   5,000,000 Sigma Finance, Inc., Medium Term Note, 5.80% 03/03/98(b)               0    5,000,000   5,000,000
    0      5,200,000   5,200,000 Toyota Motor Credit Corporation, Medium Term Note, 13.64% 03/09/98     0    5,302,059   5,302,059
    0      5,000,000   5,000,000 U.S. Leasing Capital Corporation, Variable Rate Medium Term Note,
                                 5.86% 01/6/98                                                          0    5,002,146   5,002,146
                                                                                                    --------------------------------
                                 TOTAL CORPORATE OBLIGATIONS                                            0   20,305,323  20,305,323
                                                                                                    ================================
MASTER NOTE - FOREIGN - 2.8%
    0      5,000,000   5,000,000 Lehman Brothers PLC, Foreign Master Note, 5.70% 12/03/97(b)            0    5,000,000   5,000,000
                                                                                                    ================================

MEDIUM TERM NOTES - PRIVATE PLACEMENT- VARIABLE - 8.5%
    0      5,000,000   5,000,000 Absit, Series 1997-A, Variable Rate Medium Term Note, 5.74% 12/15/97*  0    5,000,363   5,000,363
    0      5,000,000   5,000,000 CTN Trust, Series 1, Variable Rate Medium Term Note,
                                 5.99% 12/02/97(b)*                                                     0    5,013,083   5,013,083
    0      5,000,000   5,000,000 Goldman Sachs, Variable Rate Promissory Note, 5.66% 12/01/97 (b)*      0    5,000,000   5,000,000
                                                                                                    --------------------------------
                                 TOTAL MEDIUM TERM NOTES - PRIVATE PLACEMENT - VARIABLE                 0   15,013,446  15,013,446
                                                                                                    ================================

MEDIUM TERM NOTE - VARIABLE - 2.8%
    0      5,000,000   5,000,000 Merrill Lynch & Company, Variable Rate Medium Term Note,
                                 5.88% 12/02/97*                                                        0    5,000,000   5,000,000
                                                                                                    ================================

REPURCHASE AGREEMENT - 10.6%
    0     18,906,342  18,906,342 Fuji Securities Tri Party Repurchase Agreement, 5.78% 12/1/97          0   18,906,342  18,906,342
                                                                                                    ================================




TOTAL INVESTMENTS (Cost $0, $177,714,765 and $177,714,765)                          99.9%               0  177,714,765 177,714,765
OTHER ASSETS AND LIABILITIES (Net)                                                   0.1                0      193,022     193,022
                                                                                                    --------------------------------
NET ASSETS                                                                         100.0%              $0  177,907,787 177,907,787
                                                                                                    ================================

----------
(b) 144A security which is restricted as to resale to institutional investors.

* Variable rate security. Rate represents rate in effect November 30, 1997. Maturity date reflects the next rate change date.

ABBREVIATION:
LC   Letter of Credit
PLC   Public Limited Company

                         NATIONS MONEY MARKET RESERVES
                   EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
      Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                               November 30, 1997



                                                                                Emerald Prime                           Pro Forma
                                                            Nations          Advantage Institutional  Adjustments to     Combined
                                                     Money Market Reserves           Fund               Pro Forma         (Note 1)
                                                     ---------------------   -----------------------  --------------    ----------
ASSETS:
Investments at Amortized Cost                                        -           $158,808,423              --           $158,808,423
Repurchase Agreements at Amortized Cost                              -             18,906,342              --             18,906,342
Income Receivable                                                    -              1,002,147              --              1,002,147
Prepaid and Other Assets                                             -                 12,661              --                 12,661
                                                                                 ------------                           ------------
Total Assets                                                         -            178,729,573              --            178,729,573
                                                                                 ------------                           ------------

LIABILITIES:
Income Distribution Payable                                          -                771,253              --                771,253
Accrued Expenses                                                     -                 50,533              --                 50,533
                                                                                 ------------                           ------------
Total Liabilities                                                                     821,786                                821,786
                                                                                 ------------                           ------------

Net Assets Applicable to Shares Outstanding                                      $177,907,787                           $177,907,787
                                                                                 ============                           ============

Net Assets by Class:
            Capital Class/Institutional                              -           $177,907,787              --           $177,907,787
                                                                                 ============                           ============
            Liquidity Class                                          -                    n/a              --                     $0
            Adviser Class                                            -                    n/a              --                     $0
            Market Class                                             -                    n/a              --                     $0

Shares Outstanding by Class:
            Capital Class/Institutional                              -            177,917,523              --            177,917,523
                                                                                 ============                           ============
            Liquidity Class                                          -                    n/a              --                      0
            Adviser Class                                            -                    n/a              --                      0
            Market Class                                             -                    n/a              --                      0

            Capital Class Shares:
            Net Asset Value per Share                                -                  $1.00                                  $1.00
                                                                                 ============                           ============

            Liquidity Class Shares:
            Net Asset Value per Share                                -                    n/a                                    n/a

            Adviser Class Shares:
            Net Asset Value per Share                                -                    n/a                                    n/a

            Market Class Shares:
            Net Asset Value per Share                                -                    n/a                                    n/a



                   See Notes to Pro Forma Financial Statements

                         NATIONS MONEY MARKET RESERVES
                   EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
            Pro Forma Combining Statement of Operations (unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                                                                Emerald Prime                           Pro Forma
                                                            Nations          Advantage Institutional  Adjustments to     Combined
                                                     Money Market Reserves           Fund               Pro Forma         (Note 1)
                                                     ---------------------   -----------------------  --------------    ----------
INVESTMENT INCOME:
Interest                                                       -                  $8,192,300                -           $8,192,300
                                                                                  ----------                            ----------
                Total Investment Income                        -                   8,192,300                -            8,192,300
                                                                                  ----------                            ----------

EXPENSES:
Investment Advisory                                            -                     144,896            289,855 (a)        434,751
Administration                                                 -                     112,302             32,615 (a)        144,917
Transfer Agent                                                 -                      36,821            (24,500)(b)         12,321
Custodian (d)                                                  -                      24,348                -               24,348
Legal and Audit Fees                                           -                      26,066             (8,000)(b)         18,066
Trustees' Fees                                                 -                       7,262             (4,000)(b)          3,262
Other expenses                                                 -                      48,078                -               48,078
                                                                                  ----------         ----------         ----------
                Subtotal                                       -                     399,773            285,970            685,743

Shareholder servicing and distribution fees
                Liquidity                                      -                         -                  N/A                  0
                Adviser                                        -                         -                  N/A                  0
                Market                                         -                         -                  N/A                  0
Fees waived and/or reimbursed by
    investment advisor and administrator and transfer agent    -                    (109,503)          (286,414)(c)       (395,917)
                                                                                  ----------         ----------         ----------
Total Expenses                                                 -                     290,270               (444)           289,826
                                                                                  ----------         ----------         ----------
NET INVESTMENT INCOME                                          -                   7,902,030                444          7,902,474
                                                                                  ----------         ----------         ----------

Net Realized and Unrealized Gain/(Loss)
    on Investments:                                            -                          36                -                   36
                                                                                  ----------         ----------         ----------

Net Increase/(Decrease) in net assets
    resulting from operations                                  -                  $7,902,066               $444         $7,902,510
                                                                                  ----------         ----------         ----------

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                  See Notes to Pro Forma Financial Statements

                          Nations Money Market Reserves
                   Emerald Prime Advantage Institutional Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Trust offers four separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996 These statements have been derived from books and records utilized in calculating daily net asset value of the fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Prime Advantage Institutional Fund in exchange for shares of Nations Money Market Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward and the results of operations of the Emerald Prime Advantage Institutional Fund for pre-combination periods will be carried forward under the name Nations Money Market Reserves. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                          Nations Money Market Reserves
                   Emerald Prime Advantage Institutional Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Money Market ' investment advisory fee was computed based on the annual rate of 0.30% of average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund Trust, Nations Fund Inc. and Nations Fund Portfolios, Inc. (three other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Trust has adopted a shares plan pursuant to Rule 12b-1 under the 1940 Act with respect to Market Class Shares ("Market Class Shares Plan") of the Nations Money Market Reserves. Under the Market Class Shares Plan, aggregate payments may not exceed 0.10% on an annualized basis, of the average daily net assets of the Market Class Shares of the Fund.

The Trust has also adopted a shares servicing plan with respect to Liquidity Class Shares ("Liquidity Class Servicing Plan"), Adviser Class Shares ("Adviser Class Servicing Plan") and Market Class Shares ("Market Class Servicing Plan") of the Nations Money Market Reserves. Under the Liquidity Class Servicing Plan, Adviser Class Servicing Plan and Market Class Servicing Plan aggregate payments may not exceed 0.15%, 0.25% and 0.25%, on an annualized basis, of the average daily net assets of the Liquidity Class Shares, Adviser Class Shares and Market Class Shares respectively, of the Fund.

2. Portfolio Valuation

Securities of Nations Money Market Reserves are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter

                          Nations Money Market Reserves
                   Emerald Prime Advantage Institutional Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

assuming a constant amortization to maturity of any discount or premium, as long as the effect of the fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and other assets are valued by the Funds' investment adviser under the supervision of the Board of Trustees. Emerald Prime Advantage Institutional Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Money Market Reserves which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 177,917,523 consists of 177,917,523 shares assumed issued in the reorganization plus 0 shares of Nations Money Market Reserves at November 30, 1997.

                                 NATIONS FUNDS
    Nations Treasury Reserves/Emerald Treasury Advantage Institutional Fund
                  Combined Schedule of Investments (unaudited)
                               November 30, 1997

          PRINCIPAL AMOUNT                          DESCRIPTION                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
             Emerald                                                                                          Emerald
             Treasury                                                                                        Treasury
 Nations    Advantage                                                                             Nations    Advantage
Treasury  Institutional    Combined                                                              Treasury  Institutional   Combined
Reserves       Fund       Portfolios                                                             Reserves      Fund       Portfolios
------------------------------------------------------------------------------------------------------------------------------------
                                      Mutual Fund Companies - 3.5%
$16,348,000           $0  $16,348,000   AIM Treasury ....................................   $16,348,000           $0    $16,348,000
 10,609,000            0   10,609,000   Dreyfus Treasury Cash Management ................    10,609,000            0     10,609,000
 17,631,000            0   17,631,000   Fidelity Institutional Cash .....................    17,631,000            0     17,631,000
                                                                                          -----------------------------------------
                                                                                             44,588,000            0     44,588,000
                                                                                          -----------------------------------------
                                      U.S. Treasury Instruments - 17.3%

                                        US Treasury Notes - 13.4%
          0   10,000,000   10,000,000   7.875% due 01/15/1998 ...........................             0   10,029,234     10,029,234
          0   10,000,000   10,000,000   7.250% due 02/15/1998 ...........................             0   10,032,424     10,032,424
 15,000,000   10,000,000   25,000,000   6.125% due 03/31/1998 ...........................    15,006,428   10,024,085     25,030,513
 10,000,000   10,000,000   20,000,000   5.875% due 04/30/1998 ...........................    10,009,437   10,017,511     20,026,948
          0   10,000,000   10,000,000   5.000% due 01/31/1998 ...........................             0    9,991,420      9,991,420
 30,000,000            0   30,000,000   5.875% due 10/31/1998 # .........................    30,054,282            0     30,054,282
 10,000,000            0   10,000,000   4.750% due 09/30/1998 # .........................     9,928,512            0      9,928,512
 20,000,000            0   20,000,000   6.000% due 09/30/1998 # .........................    20,055,904            0     20,055,904
 30,000,000            0   30,000,000   6.250% due 07/31/1998 # .........................    30,108,580            0     30,108,580
  5,000,000            0    5,000,000   8.250% due 07/15/1998 # .........................     5,076,148            0      5,076,148
                                                                                          -----------------------------------------
                                                                                            120,239,291   50,094,674    170,333,965
                                                                                          -----------------------------------------

                                        US Treasury Bills - 2.7%
 10,000,000            0   10,000,000   5.305% due 02/05/1998 ...........................     9,902,467            0      9,902,467
          0   10,000,000   10,000,000   5.195% due 01/22/1998 ...........................             0    9,924,961      9,924,961
 15,000,000            0   15,000,000   0.000% due 01/08/1998 ...........................    14,916,083            0     14,916,083
                                                                                          -----------------------------------------
                                                                                             24,818,550    9,924,961     34,743,511
                                                                                          -----------------------------------------

                                        US Treasury Strips - 1.2%
          0   15,000,000   15,000,000   0.000% due 02/15/98 .............................             0   14,829,414     14,829,414
                                                                                          -----------------------------------------

                                        TOTAL U.S. TREASURY INSTRUMENTS                     145,057,841   74,849,049    219,906,890
                                                                                          -----------------------------------------

                                      Repurchase Agreements - 85.2%
270,000,000            0  270,000,000   Bankers Trust 5.740% due 12/01/97 ...............   270,000,000            0    270,000,000
 55,000,000            0   55,000,000   Bear Stearns 5.750% due 12/01/97 ................    55,000,000            0     55,000,000
 55,000,000            0   55,000,000   BZW Securities 5.730% due 12/01/97 ..............    55,000,000            0     55,000,000
116,199,000            0  116,199,000   CS First Boston due 01/01/2010 ..................   116,199,000            0    116,199,000
 30,000,000            0   30,000,000   Deutche Morgan Grenfel Term 5.520% due 12/01/97..    30,000,000            0     30,000,000
 54,000,000            0   54,000,000   Dresd Klein 5.750% due 12/01/97 .................    54,000,000            0     54,000,000
          0    9,772,229    9,772,229   First Boston 5.670% due 12/01/97 ................             0    9,772,229      9,772,229
               8,151,320    8,151,320   First Boston 5.380% due 12/01/97 ................             0    8,151,320      8,151,320
 54,000,000            0   54,000,000   First Union 5.730% due 12/01/97 .................    54,000,000            0     54,000,000
          0    7,000,000    7,000,000   Goldman Sachs 5.500% due 12/01/97 ...............             0    7,000,000      7,000,000
 54,000,000            0   54,000,000   HSBC Sec 5.730% due 12/01/97 ....................   $54,000,000           $0    $54,000,000
          0   25,000,000   25,000,000   J.P. Morgan 5.530% due 12/01/97 .................             0   25,000,000     25,000,000
110,000,000            0  110,000,000   J.P. Morgan 5.630% due 12/01/97 .................   110,000,000            0    110,000,000
 40,000,000            0   40,000,000   Mer Gt Sec 5.540% due 12/01/97 ..................    40,000,000            0     40,000,000
          0    7,000,000    7,000,000   Morgan Stanley 5.570% due 12/01/97 ..............             0    7,000,000      7,000,000
 10,000,000            0   10,000,000   Morgan Stanley 5.750% due 12/01/97 ..............    10,000,000            0     10,000,000
  7,155,000            0    7,155,000   Morgan Stanley 5.500% due 12/01/97 ..............     7,155,000            0      7,155,000
 40,000,000            0   40,000,000   Morgan (J.P.) 5.740% due 12/01/97 ...............    40,000,000            0     40,000,000
          0   20,000,000   20,000,000   Prudential Bach 5.500% due 12/01/97 .............             0   20,000,000     20,000,000
 54,000,000            0   54,000,000   Smith Barney 5.750% due 12/01/97 ................    54,000,000            0     54,000,000
 55,000,000            0   55,000,000   UBS Sec 5.740% due 12/01/97 .....................    55,000,000            0     55,000,000
                                                                                          -----------------------------------------
                                                                                          1,004,354,000   76,923,549  1,081,277,549
                                                                                          -----------------------------------------

                                      Term - Repurchase Agreement - 2.8%
 35,000,000            0   35,000,000   Lehman Brothers 5.670% due 01/20/98 .............    35,000,000            0     35,000,000
                                                                                          -----------------------------------------

                           TOTAL INVESTMENTS (Cost: $1,228,999,841,
                             $151,772,598 and $1,380,772,439)                108.8%       1,228,999,841  151,772,598  1,380,772,439
                           OTHER ASSETS AND LIABILITIES (Net)                 (8.8%)       (118,847,425)   7,388,171   (111,459,254)
                                                                            ------        -----------------------------------------
                           NET ASSETS                                        100.0%      $1,110,152,416 $159,160,769 $1,269,313,185
                                                                            ======        =========================================

# Security segregated as collateral for reverse repurchase agreement.

NATIONS TREASURY RESERVES
EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
Pro Forma Combining Statement of Assets and Liabilities (unaudited) November 30, 1997

                                                                                Emerald Treasury                        Pro Forma
                                                          Nations Treasury          Advantage       Adjustments to       Combined
                                                              Reserves          Institutional Fund     Pro Forma         (Note 1)
                                                          ----------------      ------------------  --------------      ---------
ASSETS:
Investments at Amortized Cost                               $  189,645,841         $ 74,849,049            --         $  264,494,890
Repurchase Agreements at amortized
        cost                                                 1,039,354,000           76,923,549            --          1,116,277,549
Cash                                                                   843                   --            --                    843
Income Receivable                                                2,380,669            1,144,690            --              3,525,359
Receivable from Collateral for Reverse Repurchase
    Agreements                                                          --            8,365,203            --              8,365,203
Receivable for Investments Sold                                         --            6,848,680            --              6,848,680
Prepaid and Other Assets                                            23,377               16,472            --                 39,849
                                                            --------------         ------------         -----         --------------
Total Assets                                                 1,231,404,730          168,147,643            --          1,399,552,373
                                                            --------------         ------------         -----         --------------

LIABILITIES:
Income Distribution Payable                                      4,629,088              722,226            --              5,351,314
Payable for Investments Purchased                              116,199,000                   --            --            116,199,000
Payable for Reverse Repurchase Agreement                                --            8,215,100            --              8,215,100
Accrued Expenses and other payables                                424,226               49,548            --                473,774
                                                            --------------         ------------         -----         --------------
Total Liabilities                                              121,252,314            8,986,874            --            130,239,188
                                                            --------------         ------------         -----         --------------

Net Assets Applicable to Shares Outstanding                 $1,110,152,416         $159,160,769         $   0         $1,269,313,185
                                                            ==============         ============         =====         ==============
Net Assets by Class:
            Capital Class/Institutional                     $  287,081,652         $159,160,769            --         $  446,242,421
                                                            ==============         ============         =====         ==============
            Liquidity Class                                 $  214,363,861                  n/a            --         $  214,363,861
                                                            ==============         ============         =====         ==============
            Adviser Class                                   $  373,212,977                  n/a            --         $  373,212,977
                                                            ==============         ============         =====         ==============
            Market Class                                    $  235,493,926                  n/a            --         $  235,493,926
                                                            ==============         ============         =====         ==============

Shares Outstanding by Class:
            Capital Class/Institutional                        287,089,070          159,244,945            --            446,334,015
                                                            ==============         ============         =====         ==============
            Liquidity Class                                    214,369,400                  n/a            --            214,369,400
                                                            ==============         ============         =====         ==============
            Adviser Class                                      373,222,620                  n/a            --            373,222,620
                                                            ==============         ============         =====         ==============
            Market Class                                       235,500,010                  n/a            --            235,500,010
                                                            ==============         ============         =====         ==============

            Capital Class Shares:
            Net Asset Value per Share                                $1.00                $1.00                                $1.00
                                                                     =====                =====                                =====

            Liquidity Class Shares:
            Net Asset Value per Share                                $1.00                  n/a                                $1.00
                                                                     =====                =====                                =====

            Adviser Class Shares:
            Net Asset Value per Share                                $1.00                  n/a                                $1.00
                                                                     =====                =====                                =====

            Market Class Shares:
            Net Asset Value per Share                                $1.00                  n/a                                $1.00
                                                                     =====                =====                                =====



                   See Notes to Pro Forma Financial Statements

                          NATIONS TREASURY RESERVES
                   EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
             Pro Forma Combining Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                                                                                Emerald Treasury
                                                                          Nations Treasury                   Advantage
                                                                                  Reserves          Institutional Fund
                                                                                  --------          ------------------
INVESTMENT INCOME:
Interest                                                                       $44,881,521                  $9,443,214
                                                                               -----------                  ----------
                 Total Investment Income                                        44,881,521                   9,443,214
                                                                                ----------                   ---------

EXPENSES:
Investment Advisory                                                              2,385,121                     172,480
Administration                                                                     795,041                     133,668
Transfer Agent                                                                      48,023                      42,138
Custodian(d)                                                                       118,471                      25,853
Legal and Audit Fees                                                                35,113                      33,691
Trustees' Fees                                                                      39,069                       7,053
Other expenses                                                                     152,353                      59,893
                                                                                   -------                      ------
                 Subtotal                                                        3,573,191                     474,776

SHAREHOLDER SERVICING AND DISTRIBUTION FEES
                 Liquidity Class                                                   145,550                           -
                 Adviser Class                                                     450,924                           -
                 Market Class                                                      414,256                           -
Fees waived and/or reimbursed by
    investment advisor, administrator and transfer agent                        (2,010,732)                   (129,851)
                                                                                -----------                   ---------
TOTAL EXPENSES BEFORE INTEREST EXPENSE                                           2,573,189                     344,925
INTEREST EXPENSE                                                                         -                      63,780
                                                                                         -                      ------
TOTAL EXPENSES                                                                   2,573,189                     408,705
                                                                                 ---------                     -------

NET INVESTMENT INCOME                                                           42,308,332                   9,034,509
                                                                                ----------                   ---------

NET REALIZED GAIN/(LOSS)
    ON INVESTMENTS                                                                      (1)                    (29,185)
                                                                                        ---                    --------

NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                                  $42,308,331                  $9,005,324
                                                                               ===========                  ==========








                                                                                Adjustments to                     Pro Forma
                                                                                     Pro Forma              Combined (Note 1)
                                                                                     ---------              -----------------

INVESTMENT INCOME:
Interest                                                                                     -                   $54,324,735
                                                                                             -                   -----------
                 Total Investment Income                                                     0                    54,324,735
                                                                                             -                    ----------

EXPENSES:
Investment Advisory                                                                    344,880 (a)                 2,902,481
Administration                                                                          38,784 (a)                   967,494
Transfer Agent                                                                         (42,000)(b)                    48,161
Custodian(d)                                                                           (20,000)(b)                   124,324
Legal and Audit Fees                                                                   (30,000)(b)                    38,804
Trustees' Fees                                                                          (7,053)(b)                    39,069
Other expenses                                                                         (20,000)(b)                   192,246
                                                                                       --------                      -------
                 Subtotal                                                              264,611                     4,312,579

SHAREHOLDER SERVICING AND DISTRIBUTION FEES
                 Liquidity Class                                                           N/A                       145,550
                 Adviser Class                                                             N/A                       450,924
                 Market Class                                                              N/A                       414,256
Fees waived and/or reimbursed by
    investment advisor, administrator and transfer agent                              (237,009)(c)                (2,377,592)
                                                                                      ------------                -----------
TOTAL EXPENSES BEFORE INTEREST EXPENSE                                                  27,602                     2,945,717
INTEREST EXPENSE                                                                             -                        63,780
                                                                                             -                        ------
TOTAL EXPENSES                                                                          27,602                     3,009,497
                                                                                        ------                     ---------

NET INVESTMENT INCOME                                                                  (27,602)                   51,315,238
                                                                                       --------                   ----------

NET REALIZED GAIN/(LOSS)
    ON INVESTMENTS                                                                           0                       (29,186)
                                                                                             -                       --------

NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                                         ($27,602)                  $51,286,052
                                                                                      =========                  ===========





LEGEND:
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION. (B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE. (C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE REIMBURSEMENT.
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.

                   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                            Nations Treasury Reserves
                  Emerald Treasury Advantage Institutional Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Trust offers four separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1,1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Treasury Advantage Institutional Fund in exchange for shares of Nations Treasury Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Treasury Advantage Institutional Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                            Nations Treasury Reserves
                  Emerald Treasury Advantage Institutional Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Treasury investment advisory fee was computed based on the annual rate of 0.30% of average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund Trust, Nations Fund Inc. and Nations Fund Portfolios, Inc. (three other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Trust has adopted a shares plan pursuant to Rule 12b-1 under the 1940 Act with respect to Market Class Shares ("Market Class Shares Plan") of the Nations Treasury Reserves. Under the Market Class Shares Plan, aggregate payments may not exceed 0.10% on an annualized basis, of the average daily net assets of the Market Class Shares of the Fund.

The Trust has also adopted a shares servicing plan with respect to Liquidity Class Shares ("Liquidity Class Servicing Plan"), Adviser Class Shares ("Adviser Class Servicing Plan") and Market Class Shares ("Market Class Servicing Plan") of the Nations Treasury Reserves. Under the Liquidity Class Servicing Plan, Adviser Class Servicing Plan and Market Class Servicing Plan aggregate payments may not exceed 0.15%, 0.25% and 0.25%, on an annualized basis, of the average daily net assets of the Liquidity Class Shares, Adviser Class Shares and Market Class Shares respectively, of the Fund.

2. Portfolio Valuation

Securities of Nations Treasury Reserves are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter

                            Nations Treasury Reserves
                  Emerald Treasury Advantage Institutional Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

assuming a constant amortization to maturity of any discount or premium, as long as the effect of the fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and other assets are valued by the Funds' investment adviser under the supervision of the Board of Trustees. Emerald Treasury Advantage Institutional Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Treasury Reserves which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 1,269,426,045 consists of 159,244,945 shares assumed issued in the reorganization plus 1,110,181,100 shares of Nations Treasury Reserves at November 30, 1997.

                         NATIONS INSTITUTIONAL RESERVES

                              ONE NATIONSBANK PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

            Article VIII of the Agreement of Declaration of Trust filed as
Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

      1.    Administration Agreement with Stephens Inc.;

      2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

      3.    Distribution Agreement with Stephens Inc.;

      4. Mutual Fund Custody and Sub-Custody Agreement with NationsBank of Texas, N.A. as Custodian and The Bank of New York as Sub-Custodian; and

      5.    Transfer Agency Agreement with First Data Investor Services Group,
            Inc.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits.

            All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 33-33144;811-6030). All references to the "Emerald Registration Statement" in the following list of Exhibits refer to the Emerald Funds' Registration Statement on Form N-1A (File Nos. 33-20658; 811-5515).

Exhibit Number     Description

(1) Declaration of Trust date January 22, 1990, is incorporated by reference to Form N1-A, filed January 22, 1990.

(2) By-Laws dated January 22, 1990, are incorporated by reference to Form N-1A, filed January 22, 1990.

(3)                Not Applicable.

(4) Form of Agreement and Plan of Reorganization, filed herewith as Appendix II to the Combined Prospectus/Proxy Statement.

(5)                Not Applicable.

(6)(a)             Investment Advisory Agreement with NationsBanc Advisors, Inc.
                   incorporated by reference to Post-Effective Amendment No. 17.

(6)(b) Sub-Advisory Agreement with TradeStreet Investment Associates, Inc. incorporated by reference to Post-Effective Amendment No. 17.

(7) Distribution Agreement with Stephens, Inc. incorporated by reference to Post-Effective Amendment No. 10.

(8)                Not Applicable.

(9) Mutual Fund Custody and Sub-Custody Agreement with NationsBank of Texas, N.A. as Custodian and The Bank of New York as Sub-Custodian incorporated by reference to Post-Effective Amendment No. 20.

(10)(a) Shareholder Servicing Plan for Adviser Class Shares incorporated by reference to Post-Effective Amendment No. 10.

(10)(b) Form of Shareholder Servicing Agreement for Adviser Class Shares incorporated by reference to Post-Effective Amendment No. 10.

(10)(c) Form of Shareholder Servicing Agreement for Market Class Shares incorporated by reference to Post-Effective Amendment No. 10.

(10)(d) Shareholder Servicing Plan for Market Class Shares incorporated by reference to Post-Effective Amendment No. 12.

(10)(e) Shareholder Servicing Plan for Liquidity Class Shares incorporated by reference to Post-Effective Amendment No. 14.

(10)(f) Distribution Plan for Liquidity Class Shares incorporated by reference to Pre-Effective Amendment No. 1.

(10)(g) Distribution Plan for Market Class Shares incorporated by reference to Post-Effective Amendment No. 12.

(10)(h) Form of Brokerage Agreement incorporated by reference to Post-Effective Amendment No. 11.

(10)(i) Transfer Agency Agreement with The Shareholder Services Group, Inc. to be filed by amendment.

(11) Opinion and Consent of Morrison & Foerster LLP, filed herewith.

(12)               See Item 17(3) of this Part C.

(13)(a) Administration Agreement with Stephens Inc. incorporated by reference to Post-Effective Amendment No. 10.

(13)(b) Co-Administration Agreement with The Boston Company Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 10.

(14)(a) Consent of Independent Auditors - Price Waterhouse LLP, filed herewith.

(14)(b) Consent of Independent Auditors - Price Waterhouse LLP, filed herewith.

(14)(c) Consent of Independent Auditors - KPMG Peat Marwick LLP, filed herewith.

(15)               Not Applicable.

(16)               Powers of Attorney, filed herewith.

(17)(a) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 12.

(17)(b)            Form of Proxy Ballot, filed herewith.

(17)(c)(i) Prospectus and Statement of Additional Information for Capital Class Shares for Nations Treasury Reserves, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, as filed on August 28, 1997.

(17)(c)(ii) Prospectus and Statement of Additional Information for Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Emerald Registration Statement as filed on March 31, 1997.

(17)(c)(iii) Prospectus and Statement of Additional Information for Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund, incorporated by reference to Post-Effective Amendment No. 22 to the Emerald Registration Statement as filed on January 30, 1998.

(17)(c)(iv) Annual Report for Nations Treasury Reserves for the year ended April 30, 1997, filed on ____________.

(17)(c)(v) Annual Reports for Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund for the year ended November 30, 1997, filed on ____________.

(17)(c)(vi) Semi-Annual Report for Nations Treasury Reserves for the year ended October 31, 1997, filed on ____________.


Item 17. Undertakings.

      (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 5th day of February, 1998.

                                    NATIONS INSTITUTIONAL RESERVES


                                    By:                  *
                                       -----------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees


                                    By:   /s/ Richard H. Blank, Jr.
                                       -----------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                     DATE
     ----------                      -----                     ----


       *                      President and Chairman            February 5, 1998
------------------------    of the Board of Trustees
(A. Max Walker)            (Principal Executive Officer)


       *                            Treasurer                   February 5, 1998
-------------------------         Vice President
(Richard H. Rose)           (Principal Financial and
                               Accounting Officer)


       *                             Trustee                    February 5, 1998
-------------------------
(Edmund L. Benson, III)


       *                             Trustee                    February 5, 1998
-------------------------
(James Ermer)


       *                             Trustee                    February 5, 1998
-------------------------
(William H. Grigg)


       *                             Trustee                    February 5, 1998
-------------------------
(Thomas F. Keller)


       *                             Trustee                    February 5, 1998
-------------------------
(Carl E. Mundy, Jr.)


       *                             Trustee                    February 5, 1998
-------------------------
(Charles B. Walker)


       *                             Trustee                    February 5, 1998
-------------------------
(Thomas S. Word)


       *                             Trustee                    February 5, 1998
-------------------------
(James B. Sommers)


 /s/ Richard H. Blank, Jr.
--------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                         Nations Institutional Reserves

                          File Nos. 33-33144; 811-6030

Exhibit Number                          Description
--------------                          -----------

Ex-99.11                                Opinion and Consent of Morrison &
                                        Foerster LLP

Ex-99.14(a)                             Opinion and Consent of Auditors -
                                        Price Waterhouse LLP

Ex-99.14(b)                             Opinion and Consent of Auditors -
                                        Price Waterhouse LLP

Ex-99.14(c)                             Opinion and Consent of Auditors - KPMG
                                        Peat Marwick LLP

Ex-99.16                                Powers of Attorney

Ex-99.17(a)                             Declaration pursuant to Rule 24f-2
                                        under the Investment Company Act of
                                        1940 of the Registrant

Ex-99.17(b)                             Form of Proxy Ballot